As filed with the Securities and Exchange Commission on
October 29, 2021

Securities Act File No. 033-18781
Investment Company Act File No. 811-05407

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	65	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	67	[X]

TRUST FOR CREDIT UNIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)

(800) 342-5828
(Registrant’s Telephone Number, including Area Code)

Jay Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001,
Washington, DC 20036
(Name and Address of Agent for Service)

With Copies to:

Michael P. Malloy, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

/_ / immediately upon filing pursuant to paragraph (b)
/_/ on November 1, 2021 pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/  / on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	Trust for Credit Unions [ ], 2021
TRUST FOR CREDIT UNIONS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

■ Ultra-Short Duration Portfolio TCU Shares (TCUUX) ■ Short Duration Portfolio TCU Shares (TCUDX)

TRUST
MUTUAL FUNDS
FOR CREDIT UNIONS BY CREDIT UNIONS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Ultra-Short Duration Portfolio

Summary Section

INVESTMENT OBJECTIVE

The Ultra-Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[(1)]			[ ]	%
Distribution and Service (12b-1) Fees			None
Other Expenses			[ ]	%
Administration Fees	[ ]	%
Other Operating Expenses	[ ]	%
Total Annual Portfolio Operating Expenses			[ ]	%
[(1) Management Fees have been restated to reflect current fees effective January 31, 2021.]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

1

Ultra-Short Duration Portfolio (continued)

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:

■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately [   ] and [   ], respectively.

Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill

Benchmark: ICE BofAML US 3-Month Treasury Bill Index

2

SUMMARY SECTION

INVESTMENT ADVISOR’S INVESTMENT PHILOSOPHY:

The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The  first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

o
Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

3

Ultra-Short Duration Portfolio (continued)

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, with future increases having potentially unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

4

SUMMARY SECTION

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.

5

Ultra-Short Duration Portfolio (continued)

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.

The Portfolio changed its investment strategy effective December 31, 2018.  Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy. Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

6

SUMMARY SECTION

TOTAL RETURN
The total return for the 9 month period ended September 30, 2021 was [ ]%.

Best Quarter :
[ ]

Worst Quarter:
[ ]

CALENDAR YEAR

0.67%	0.58%	-0.19%	0.26%	-0.01%	0.22%	0.71%	1.18%	2.56%	1.51%
2011	2012	2013	2014	2015	2016	2017	2018	2019	2020

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Portfolio (Inception 7/10/1991 – TCU Shares)	[ ]%	[ ]%	[ ]%	[ ] %
ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %(1)
ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %(1)
(1)	Since August 1, 1991.

INVESTMENT ADVISER

ALM First Financial Advisors, LLC (“ALM First”)

7

Ultra-Short Duration Portfolio (continued)

PORTFOLIO MANAGERS

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page [17] of this Prospectus.

8

Short Duration Portfolio
Summary Section

INVESTMENT OBJECTIVE

The Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold TCU Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[(1)]			[ ]	%
Distribution and Service (12b-1) Fees			None
Other Expenses			[ ]	%
Administration Fees	[ ]	%
Other Operating Expenses	[ ]	%
Total Annual Portfolio Operating Expenses			[ ]	%
[(1) Management Fees have been restated to reflect current fees as of January 31, 2021.]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in TCU Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for TCU Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

9

Short Duration Portfolio (continued)

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 311% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

■	Other U.S. Government Securities and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately [  ] and [   ], respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

10

SUMMARY SECTION

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:

The Investment Advisor believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, with future increases having potentially unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

11

Short Duration Portfolio (continued)

o
Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the 1940 Act, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC. The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

12

SUMMARY SECTION

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023.  It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.

13

Short Duration Portfolio (continued)

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of TCU Shares of the Portfolio from year to year for the last ten calendar years; and (b) the average annual total returns of TCU Shares of the Portfolio for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.

14

Prior to October 1, 2012, the Portfolio offered only one class of shares, which have been redesignated as TCU Shares. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

TOTAL RETURN
The total return for the 9 month period ended September 30, 2021 was [ ]%.

Best Quarter :
[ ]

Worst Quarter:
[ ]

CALENDAR YEAR

1.44%	1.03%	-0.18%	0.53%	0.02%	0.50%	0.87%	1.19%	4.32%	3.98%
2011	2012	2013	2014	2015	2016	2017	2018	2019	2020

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/1992)	[ ]%	[ ]%	[ ]%	[ ] %
ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %
Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %(1)

*
During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

(1)	Since November 1, 1992.

15

Short Duration Portfolio (continued)

INVESTMENT ADVISER

ALM First Financial Advisors, LLC (“ALM First”)

PORTFOLIO MANAGERS

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page [17] of this Prospectus.

16

Important Additional Information

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of a Portfolio as follows:
By Writing:	Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of TCU Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which TCU Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio.  Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios.  Please see the Trust’s Investor Shares prospectus for more information.

TAX INFORMATION

The Portfolios intend to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase TCU Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s TCU Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

17

Additional Information About the Portfolios’ Investment Objectives and Risks

The Ultra-Short Duration Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUNDS’ FIXED INCOME INVESTMENT PROCESS AND PHILOSOPHY

The Ultra-Short Duration Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and investment strategy. ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis

•	Portfolios are typically overweight in the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors).
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios.
■	Security selection

18

•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities.
■	Duration targeting and risk management

•	Significant “bets” on the direction of interest rates are not the focus.
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times.
•

19

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

20

OTHER INVESTMENT PRACTICES AND SECURITIES

• No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio — Not permitted	Ultra-Short Duration Portfolio		Short Duration Portfolio
Investment Practices
Investment Company Securities	—		•	(1)
Mortgage Dollar Rolls	•		•
Repurchase Agreements	•		•
Securities Lending	•	(2)	•	(2)
Reverse Repurchase Agreements	•	(3)	•	(3)
When-Issued Securities	•		•
Investment Securities
Bank Obligations(4)	•		•
Custodial Receipts	•		•
U.S. Government Securities	•		•
Inverse Floating Rate Securities	•		•
Federal Funds(5)	•		•
Mortgage-Related Securities
Adjustable Rate Mortgage Loans	•		•
Fixed Rate Mortgage Loans	•		•
Collateralized Mortgage Obligations	•		•
Government Mortgage-Related Securities	•		•
Multiple Class Mortgage-Related Securities	•		•
(1)
  The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

(2)	With respect to no more than 5% of net assets.
(3)	Reverse repurchase agreements are considered borrowings by a Portfolio and are subject to the limitations on borrowing applicable to each Portfolio.
(4)	The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(5)	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

21

Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

22

Service Providers

INVESTMENT ADVISER

ALM First, 3800 Maple Avenue, Suite 600, Dallas, Texas 75219, serves as the Fund’s investment adviser. ALM First is a strategic partner for depositories, offering an array of financial advisory services. ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $[    ] in assets under management as of September 30, 2021.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

Effective January 31, 2021, as compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*	Actual Rate For the Fiscal Year Ended August 31, 2021*
Ultra-Short Duration	0.14% on the first $250 million;	0.07%
	0.12% between $250 million and $500 million;
	0.08% between $500 million and $1 billion;
	0.06% assets above $1 billion
Short Duration	0.14% on the first $250 million;	0.09%
	0.12% between $250 million and $500 million;
	0.08% between $500 million and $1 billion;
	0.06% assets above $1 billion
* Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio. Prior to January 31, 2021, the advisory fee rate was based on the combined aggregate daily net assets of both portfolios, at annual rates of 0.12% of the first $250 million; 0.10% of assets between $250 million to $500 million; and 0.07% of assets in excess of $500 million.

23

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s amended and restated investment advisory agreement with ALM First is available in the Portfolios’ semi-annual report for the period ended February 28, 2021.

ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, N.A., provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, N.A., serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

24

Name and Title	Years Primarily Responsible	Five Year Employment History
Robert Perry	Since 2017
Mr. Perry joined ALM First in 2010 and has more than 29 years of experience in the banking and bank consulting business. He leads ALM First’s ALM and Investment Strategy Groups and is responsible for the development of asset liability and investment portfolio themes for the firm. Before joining ALM First, Mr. Perry previously served as Managing Director of the ALM and Investment Strategy division of DataTech Management and Chief Investment Officer for First Coastal Bank. Previously, Mr. Perry was a principal and Product Portfolio Manager at Smith Breeden Associates, Inc., where he managed Smith Breeden’s Enhanced Cash and Enhanced Equity strategies.

Jason Haley, Managing Director	Since 2017
Mr. Haley joined ALM First in 2008. He has more than 17 years of investment industry experience. Mr. Haley oversees ALM First’s Investment Management Group and is responsible for leading the investment process and investment theme development process for the firm, including management of ALM First’s model portfolio strategies. Prior to joining ALM First, Mr. Haley worked for Cantor Fitzgerald LP.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

25

Dividends

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

■	Cash

■	Additional TCU Shares of the same Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at least five calendar days prior to the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in TCU Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of TCU Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

26

Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions.  TCU Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. TCU Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling TCU Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of TCU Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY TCU SHARES

Ultra-Short Duration Portfolio and Short Duration Portfolio
You may purchase TCU Shares of each of the Portfolios on any business day, which is any day on which TCU Shares of the Portfolios are priced, as described below in “How Are TCU Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank, N.A.

Dividends will begin to accrue as follows:

■
If a purchase order is received by Fund Services by 4:00 p.m. New York time on a business day, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the next business day, provided that Fund Services receives the federal funds with respect to such order by such next business day.

■
If a purchase order is received by Fund Services after 4:00 p.m. New York time, TCU Shares will be issued and dividends will begin to accrue on the purchased TCU Shares on the second business day thereafter, provided that Fund Services receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?
The following generally applies to purchases of TCU Shares:

27

■
For your initial purchase of TCU Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem TCU Shares prior to the Fund’s receipt of such Account Information Form.

■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of TCU Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolios (after adjustments) and are attributable to TCU Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Initial Investment - By Wire

To open an account by wire, a completed Account Information Form is required before your wire can be accepted. You may mail or overnight deliver your account information forms to the Transfer Agent:

U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

Upon receipt, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name and credit union name so that monies can be correctly applied. Transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA#075000022
Credit:

28

SHAREHOLDER GUIDE

U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments - By Wire

Before sending your wire, please contact the Transfer Agent at 1-800-342-5828 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Customer Identification Program.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Information Form as part of the Fund’s Anti-Money Laundering Program. As requested on the Account Information Form, you must supply your full name, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-342-5828 if you need additional assistance when completing your Account Information Form. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.

After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are TCU Shares Priced?
The price you pay or receive when you buy, sell or exchange TCU Shares is a Portfolio’s next-determined NAV for TCU Shares. The Fund calculates NAV for TCU Shares as follows:

(Value of Assets of the Portfolio Attributable to TCU Shares)
NAV =	- (Liabilities of the Portfolio Attributable to TCU Shares)
Number of Outstanding TCU Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

29

■
NAV per share for TCU Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

■	When you buy TCU Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.

■	When you sell TCU Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.

■	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy TCU Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of TCU Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell TCU Shares of the Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell TCU Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies
■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

30

SHAREHOLDER GUIDE

Note: The time at which transactions and TCU Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

HOW TO SELL TCU SHARES

How Can I Sell TCU Shares of the Portfolios?
You may arrange to take money out of your account by selling (redeeming) some or all of your TCU Shares. Generally, the Portfolios will redeem your TCU Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions:

By Writing:

•	Write a letter of instruction that includes:
•	Your name(s) and signature(s)
•	Your account number
•	The Portfolio name
•	The dollar amount or number of TCU Shares you want to sell
•	Mail the request to:

U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone:

You may request a redemption or exchange by telephone by calling:

•	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

What Do I Need to Know about Telephone Redemption Requests?

31

The Portfolios, the Distributor, the Administrator, the Investment Adviser and the Transfer Agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.

■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

How are Redemption Proceeds Paid?
You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

If a redemption request is received by Fund Services by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. TCU Shares to be redeemed earn income with respect to the day the request is received. Also, TCU Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need to Know about Redemptions?
■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

32

SHAREHOLDER GUIDE

•	When redemption proceeds are payable or sent to any person, address or bank account not on record

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

■
The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio. The right of a shareholder to redeem TCU Shares and the date of payment by a Portfolio may be delayed for more than seven days, depending on the circumstances, for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
TCU Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such TCU Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem TCU Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■
It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investment proceeds, proceeds from the sale of portfolio securities or short-term borrowings by a Portfolio.

■
You should be aware that if you redeem all of your TCU Shares of a Portfolio, you will no longer be eligible to purchase TCU Shares of that Portfolio.  Shareholders who have redeemed all of their TCU Shares of a Portfolio may purchase Investor Shares, another share class offered by the Portfolios.  Please see the Trust’s Investor Shares prospectus for more information.

Can I Exchange My Investment from One Portfolio to Another?
You may exchange TCU Shares of each Portfolio at NAV for TCU Shares of the other Portfolio of the Trust provided that you currently hold TCU Shares of at least one Portfolio involved in the exchange. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

33

Instructions for Exchanging Shares:

By Writing:

•	Write a letter of instruction that includes:
•	Your name(s) and signature(s)
•	Your account number
•	The Portfolio name
•	The dollar amount or number of TCU Shares to be exchanged
•	Mail the request to:

U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone:

You may request a redemption or exchange by telephone by calling:

•	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

You should keep in mind the following factors when making or considering an exchange:

■	You should read the Prospectus before making an exchange.

■	Exchanges are available only in states where exchanges may be legally made.

■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

■
Fund Services may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Telephone exchanges normally will be made only to an identically registered account.

■	The Portfolios reserve the right to reject any exchange request.

What Types of Reports Will I Be Sent Regarding Investments in the Portfolios?
You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

34

SHAREHOLDER GUIDE

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Portfolios maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Portfolios. Based upon statutory requirements for returned mail, the Portfolios will attempt to locate the investor or rightful owner of the account. If the Portfolios are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Portfolios are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-800-342-5828 at least annually to ensure your account remains in active status.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

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Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

36

Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities are defined in Rule 22e-4 under the 1940 Act as securities that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale and disposition significantly changing the market value of the investment. Illiquid securities may include:

37

■	Securities that are not readily marketable;

■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days;

■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent; or

■
If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Portfolio and the Short Duration Portfolio.

Investment Criteria. If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investment by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

38

APPENDIX A

U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

39

The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities. The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities. Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls. The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

40

APPENDIX A

The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities. The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

41

Repurchase Agreements and Reverse Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of its repurchase obligation.

If the other party or “seller” defaults or becomes insolvent, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

42

APPENDIX A

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Portfolio’s investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked‑to‑market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolios may decline below the price at which the Portfolios are obligated to repurchase the securities. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligations to repurchase the securities and the Portfolios use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, regulations that began to take effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many reverse repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing reverse repurchase agreements or to realize amounts to be received under such agreements.

Other Investment Companies. The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations. The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

43

The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a NRSRO.

Borrowing. The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

44

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years.  The financial highlights tables shown below reflect the financial performance of the Portfolio’s TCU Shares.  Certain information in the financial highlights tables reflects the financial results for a single TCU Share of each Portfolio.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in TCU Shares of a Portfolio (assuming reinvestment of all distributions).  This information has been audited by [      ], whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2021 Annual Report (available upon request without charge).

45

APPENDIX B

ULTRA-SHORT DURATION PORTFOLIO

	Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net Asset Value, Beginning of year	[ ]	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	[ ]	0.13		0.22		0.14		0.07
Net realized and unrealized gain (loss) on investment transactions	[ ]	0.05		(0.01)		(0.06)		(0.01)
Total income from investment operations	[ ]	0.18		0.21		0.08		0.06
Less Distributions from:
Investment income(b)	[ ]	(0.14)		(0.23)		(0.15)		(0.08)
Total Distributions	[ ]	(0.14)		(0.23)		(0.15)		(0.08)
Net Asset Value, End of year	[ ]	$9.42		$9.38		$9.40		$9.47
Total Return(c)	[ ]	1.99%		2.22%		0.89%		0.68%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	[ ]	$748,181		$427,038		$360,130		$363,612
Ratio to average net assets:
Expenses net of expense reductions	[ ]	0.26%	(d)	0.32%	(d)	0.40%	(d)	0.40%	(d)
Expenses before expense reductions	[ ]	0.26%		0.33%		0.41%		0.41%
Net investment income net of expense reductions	[ ]	1.39%	(d)	2.37%	(d)	1.52%	(d)	0.74%	(d)
Net investment income before expense reductions	[ ]	1.39%		2.36%		1.51%		0.73%
Portfolio Turnover Rate	[ ]	25%		60%		157%		123%

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

46

APPENDIX B

SHORT DURATION PORTFOLIO

	Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net Asset Value, Beginning of year	[ ]	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	[ ]	0.17		0.23		0.16		0.09
Net realized and unrealized gain (loss) on investment transactions	[ ]	0.19		0.25		(0.15)		(0.04)
Total income from investment operations	[ ]	0.36		0.48		0.01		0.05
Less Distributions from:
Investment income(b)	[ ]	(0.20)		(0.24)		(0.17)		(0.10)
Total Distributions	[ ]	(0.20)		(0.24)		(0.17)		(0.10)
Net Asset Value, End of year	[ ]	$9.91		$9.75		$9.51		$9.67
Total Return(c)	[ ]	3.76%		5.15%		0.06%		0.55%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	[ ]	$590,322		$400,537		$380,063		$396,152
Ratio to average net assets:
Expenses net of expense reductions	[ ]	0.27%	(d)	0.32%	(d)	0.39%	(d)	0.40%	(d)
Expenses before expense reductions	[ ]	0.27%		0.33%		0.40%		0.41%
Net investment income net of expense reductions	[ ]	1.71%	(d)	2.42%	(d)	1.65%	(d)	0.96%	(d)
Net investment income before expense reductions	[ ]	1.71%		2.41%		1.64%		0.95%
Portfolio Turnover Rate	[ ]	112%		80%		196%		145%

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

47

Index

1	Summary Sections
	1	Ultra-Short Duration Portfolio
	9	Short Duration Portfolio
17	Important Additional Information
19	Additional Information about the Portfolios’ Investment Objectives and Risks
21	Other Investment Practices and Securities
23	Additional Information Regarding Principal Risks of the Portfolios
24	Service Providers
27	Dividends

28	Shareholder Guide
	28	How to Buy TCU Shares
	32	How to Sell TCU Shares
	37	Restrictions on Excessive Trading Practices
39	Taxation
40	Appendix A Additional Information on Portfolio Risks, Securities and Techniques
49	Appendix B Financial Highlights

48

Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report
Additional information about the Portfolios’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
■ By mail:	Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
or
Callahan Financial Services, Inc. 1001 Connecticut Avenue, NW - Suite 1001 Washington, D.C. 20036
■ On the internet:	SEC EDGAR database – sec.gov (text-only) CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov. This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

Prospectus	Trust for Credit Unions [ ], 2021
TRUST FOR CREDIT UNIONS
■ Ultra-Short Duration Portfolio Investor Shares (TCUYX) ■ Short Duration Portfolio Investor Shares (TCUEX)

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Ultra-Short Duration Portfolio
Summary Section

INVESTMENT OBJECTIVE

The Ultra-Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[(1)]			[ ]	%
Distribution and Service (12b-1) Fees			[0.03]	%
Other Expenses			[ ]	%
Administration Fees	[ ]	%
Other Operating Expenses	[ ]	%
Total Annual Portfolio Operating Expenses			[ ]	%
[(1) Management Fees have been restated to reflect current fees as of January 31, 2021.]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

1

Ultra-Short Duration Portfolio (continued)

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

Investments: The Portfolio, under normal circumstances, invests substantially all of its assets (and at least 80%, measured at the time of purchase) in fixed-income securities consisting of the following:

■
Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality. While there will be fluctuations in the net asset value (“NAV”) of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest..

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is approximately that of the ICE BofAML US 3-Month Treasury Bill Index and its maximum duration is that of a One-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML US 3-Month Treasury Bill Index and a One-Year Treasury Security have been approximately [   ] and [   ], respectively.

Expected Approximate Interest Rate Sensitivity: Three-Month Treasury Bill

Benchmark: ICE BofAML US 3-Month Treasury Bill Index

2

SUMMARY SECTION

INVESTMENT ADVISOR’S INVESTMENT PHILOSOPHY:

The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the opportunity to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

◦
Credit Spread Risk—If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

3

Ultra-Short Duration Portfolio (continued)

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the Investment Company Act of 1940 (the “1940 Act”), the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the Securities and Exchange Commission (the “SEC”). The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk— Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, with future increases having potentially unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

4

SUMMARY SECTION

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023.  It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.

5

Ultra-Short Duration Portfolio (continued)

■
U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (the “NCUA”) or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.

The Portfolio changed its investment strategy effective December 31, 2018.  Performance information for periods prior to December 31, 2018 does not reflect the current investment strategy. Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class-specific expenses, which are offered in a separate prospectus.  TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

6

SUMMARY SECTION

TOTAL RETURN
The total return for the 9 month period ended September 30, 2021 was [ ]%.

Best Quarter :
[ ]

Worst Quarter:
[ ]

CALENDAR YEAR

0.67%	0.58%	-0.23%	0.23%	-0.04%	0.25%	0.68%	1.15%	2.53%	1.48%
2011	2012	2013	2014	2015	2016	2017	2018	2019	2020

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio
Ultra-Short Duration Portfolio (Inception 7/10/1991 – TCU Shares)	[ ]%	[ ]%	[ ]%	[ ]%
ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ]%(1)
ICE BofAML Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ]%(1)

(1)    Since August 1, 1991.

INVESTMENT ADVISER

ALM First Financial Advisors, LLC (“ALM First”)

7

Ultra-Short Duration Portfolio (continued)

PORTFOLIO MANAGERS

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page [17] of this Prospectus.

8

Short Duration Portfolio

Summary Section

INVESTMENT OBJECTIVE

The Short Duration Portfolio (the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[(1)]			[ ]	%
Distribution and Service (12b-1) Fees			[0.03]	%
Other Expenses			[ ]	%
Administration Fees	[ ]	%
Other Operating Expenses	[ ]	%
Total Annual Portfolio Operating Expenses			[ ]	%
[(1) Management Fees have been restated to reflect current fees as of January 31, 2021].

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

9

Short Duration Portfolio (continued)

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 311% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities that are securities issued or guaranteed as to the principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

■	Other U.S. Government Securities and related custodial receipts;

■	Repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and

■
U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV. The Portfolio invests primarily in investment grade debt obligations of domestic issuers. Investment grade debt obligations are rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined by the Portfolio’s investment adviser to be of comparable quality.

Portfolio Duration (under normal interest rate conditions):
The Portfolio’s target duration is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates).  Over the past ten years, the duration of the ICE BofAML Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately [  ] and [  ], respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Benchmark: The ICE BofAML Two-Year U.S. Treasury Note Index

10

SUMMARY SECTION

INVESTMENT ADVISER’S INVESTMENT PHILOSOPHY:

The Investment Advisor believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Risk is inherent in all investing. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The first five principal risks listed below are presented by the significance of the risk to the Portfolio, and the remainder are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears.  The following are the principal risks that could affect the value of your investment:

■
Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. When interest rates rise, prices of debt securities generally decline.  The longer the duration of the Portfolio’s debt securities, the more sensitive they will be to interest rate changes (as a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, with future increases having potentially unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment poses additional risks to the Portfolio’s performance.

■
Credit/Default Risk—The risk that an issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

11

Short Duration Portfolio (continued)

◦
Credit Spread Risk —If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

■
Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Pursuant to Rule 22e-4 (the “Liquidity Rule”), under the 1940 Act, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to the Liquidity Rule. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC. The Liquidity Rule could affect the Portfolio’s performance and its ability to achieve its investment objective.

■
Market Risk— The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

■
Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates).

■
Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

■	Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.

■
Cybersecurity Risk—The risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

12

SUMMARY SECTION

■
Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

■
Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

■
LIBOR Risk—Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023.  It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Portfolio’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Portfolio.

■	Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

■
Pandemic Risk—The novel coronavirus pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. The impact of the outbreak may last for an extended period of time. The impact of epidemics and pandemics such as the coronavirus could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management is monitoring the development of the pandemic and evaluating its impact on the financial position and operating results of the Portfolio.

13

Short Duration Portfolio (continued)

■	Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

■
U.S. Government Securities Risk— The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

PERFORMANCE

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Portfolio’s website at www.trustcu.com and/or by calling the transfer agent at 1-800-342-5828 or the administrator at 1-800-237-5678.

Investor Shares of the Portfolio commenced operations on November 30, 2012. The returns shown below since November 30, 2012, represent the returns for Investor Shares of the Portfolio. The returns shown below for periods prior to November 30, 2012 represent the returns for TCU Shares of the Portfolio, adjusted for class specific expenses, which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. Effective April 17, 2017, the Portfolio engaged a new investment adviser. Returns for periods prior to April 17, 2017, reflect the management of the Portfolio by the previous investment adviser.

14

SUMMARY SECTION

TOTAL RETURN
The total return for the 9 month period ended ended September 30, 2021 was [ ]%.

Best Quarter :
[ ]

Worst Quarter:
[ ]

CALENDAR YEAR

1.44%	1.03%	-0.21%	0.50%	-0.01%	0.53%	0.84%	1.16%	4.28%	3.95%
2011	2012	2013	2014	2015	2016	2017	2018	2019	2020

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return For the period ended December 31, 2020	1 Year	5 Years	10 Years	Life of Portfolio*
Short Duration Portfolio (Inception 10/9/1992 – TCU Shares)	[ ]%	[ ]%	[ ]%	[ ] %
ICE BofAML Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %
Bloomberg Barclays Capital Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%	[ ] %(1)

*
During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.

(1)	Since November 1, 1992.

15

Short Duration Portfolio (continued)

INVESTMENT ADVISER

ALM First Financial Advisors, LLC (“ALM First”)

PORTFOLIO MANAGERS

Robert Perry, Principal, ALM and Investment Strategy and Jason Haley, Managing Director, have managed the Portfolio since 2017.

ADDITIONAL INFORMATION

For important information about the purchase and sale of Portfolio shares, tax information and payments to broker-dealers and other financial intermediaries, please turn to “Important Additional Information” on page [17] of this Prospectus.

16

Important Additional Information

PURCHASE AND SALE OF PORTFOLIO SHARES

The Portfolios are offered solely to state and federally chartered credit unions.

You may purchase or redeem (sell) Investor Shares of a Portfolio as follows:
By Writing:	Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
By Telephone:	1-800-342-5828 (9:00 a.m. to 5:00 p.m. New York time)

There is no minimum for initial or subsequent investments, nor are minimum balances required.  Purchases of Investor Shares of a Portfolio may be made only by Federal Reserve wire on any business day, which is any day on which Investor Shares of the Portfolio are priced.  Federal Reserve wires should be sent as early as possible, but must be received in proper form before the end of the business day for a purchase order to be effective that day.

You may sell (redeem) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

TAX INFORMATION

The Portfolios intend to make distributions that may be treated as ordinary income or capital gains for federal income tax purposes.  However, if state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Investor Shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of a Portfolio’s Investor Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend such Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

17

Additional Information About the Portfolios’ Investment Objectives and Risks

The Ultra-Short Duration Portfolio and Short Duration Portfolio are portfolios (“Portfolios”) of Trust for Credit Unions (the “Trust” or “Fund”), an open-end, management investment company (commonly known as a mutual fund).  The investment objective of each Portfolio as stated in this Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described in the Statement of Additional Information (“SAI”).

THE FUNDS’ FIXED INCOME INVESTMENT PROCESS AND PHILOSOPHY

The Ultra-Short Duration Portfolio and the Short Duration Portfolio are managed to seek high levels of current income, consistent with low volatility of principal.

ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) believes that a well-developed investment process has an investment philosophy and investment strategy. ALM First also believes developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment Philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.

■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.

■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Investment Strategy – The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■    Sector analysis

•	Portfolios are typically overweight in the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors).
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios.
■    Security selection

18

•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities.
■    Duration targeting and risk management

•	Significant “bets” on the direction of interest rates are not the focus.
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times.

19

Other Investment Practices and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Portfolios in seeking to achieve their investment objectives. Each investment practice and technique is permitted by the 1940 Act and its regulations but will be utilized only to the extent permitted by NCUA rules and regulations. The table also highlights the differences among the Portfolios in their use of these techniques and other investment practices and investment securities. Numbers in this table show allowable usage only; for actual usage, consult the Portfolios’ annual/semi-annual reports. For more information, see Appendix A. The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, including but not limited to duration and sector allocation, subject to at least a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-PORT with the SEC. A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.trustcu.com.

20

• No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio — Not permitted	Ultra-Short Duration Portfolio		Short Duration Portfolio
Investment Practices
Investment Company Securities	—		•	(1)
Mortgage Dollar Rolls	•		•
Repurchase Agreements	•		•
Securities Lending	•	(2)	•	(2)
Reverse Repurchase Agreements	•	(3)	•	(3)
When-Issued Securities	•		•
Investment Securities
Bank Obligations(4)	•		•
Custodial Receipts	•		•
U.S. Government Securities	•		•
Inverse Floating Rate Securities	•		•
Federal Funds(5)	•		•
Mortgage-Related Securities
Adjustable Rate Mortgage Loans	•		•
Fixed Rate Mortgage Loans	•		•
Collateralized Mortgage Obligations	•		•
Government Mortgage-Related Securities	•		•
Multiple Class Mortgage-Related Securities	•		•
(1)
  The Short Duration Portfolio may invest up to 10% of its total assets in the securities of other investment companies with policies limiting their investments to those authorized for federally chartered credit unions.

(2)	With respect to no more than 5% of net assets.
(3)	Reverse repurchase agreements are considered borrowings by a Portfolio and are subject to the limitations on borrowing applicable to each Portfolio.
(4)	The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion.
(5)	The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks).

21

Additional Information Regarding Principal Risks of the Portfolios

Loss of money is a risk of investing in each Portfolio. An investment in a Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the NCUA or any other governmental agency. The NAVs of the Portfolios will fluctuate, and may decline for extended periods, as a result of various factors, including, but not limited to, market and interest rate conditions and the amount of the distributions paid by the Portfolios. There is no assurance that the NAV of a Portfolio will return to its prior levels after a decline. Neither of the Portfolios should be relied upon as a complete investment program. There can be no assurance that a Portfolio will achieve its investment objective. More information about the portfolio securities and investment techniques of the Portfolios, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in each Portfolio’s Summary Section and in Appendix A. Both are important to your investment choice.

22

Service Providers

INVESTMENT ADVISER

ALM First, 3800 Maple Avenue, Suite 600, Dallas, Texas 75219, serves as the Fund’s investment adviser. ALM First is a strategic partner for depositories, offering an array of financial advisory services. ALM First is a Securities and Exchange Commission (“SEC”) registered investment adviser, with approximately $[    ] in assets under management as of September 30, 2021.

The Investment Adviser provides day-to-day advice regarding the Portfolios’ transactions. The Investment Adviser also continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets.

MANAGEMENT FEES

Effective January 31, 2021, as compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*	Actual Rate For the Fiscal Year Ended August 31, 2021*
Ultra-Short Duration	0.14% on the first $250 million;	0.07%
	0.12% between $250 million and $500 million;
	0.08% between $500 million and $1 billion;
	0.06% assets above $1 billion
Short Duration	0.14% on the first $250 million;	0.09%
	0.12% between $250 million and $500 million;
	0.08% between $500 million and $1 billion;
	0.06% assets above $1 billion
* Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio. Prior to January 31, 2021, the advisory fee rate was based on the combined aggregate daily net assets of both portfolios, at annual rates of 0.12% of the first $250 million; 0.10% of assets between $250 million to $500 million; and 0.07% of assets in excess of $500 million.

23

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s amended and restated investment advisory agreement with ALM First is available in the Portfolios’ semi-annual report for the period ended February 28, 2021.

ADMINISTRATOR AND U.S. BANCORP FUND SERVICES, LLC

Callahan Credit Union Financial Services, LLLP (“CUFSLP”), a Delaware limited liability limited partnership in which 37 credit unions are limited partners, acts as the Administrator of the Portfolios.  CUFSLP’s address is 1001 Connecticut Avenue NW, Suite 1001, Washington, D.C. 20036.  In this capacity, CUFSLP periodically reviews the performance of the Investment Adviser, the transfer agent, the distributor and the custodian of the Portfolios; provides facilities, equipment and personnel to serve the needs of investors; develops and monitors investor programs for credit unions; provides assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Portfolios; handles shareholder problems and calls relating to administrative matters; provides advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Portfolios; and provides other administrative services to the Portfolios.

The administration fee payable to CUFSLP is shown under “Portfolio Fees and Expenses” in each Portfolio’s Summary Section.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, N.A., provides certain administrative, fund accounting and regulatory administration services to the Portfolios.

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, a subsidiary of U.S. Bank, N.A., serves as the Portfolios’ transfer agent and, as such, performs various shareholder servicing functions.

DISTRIBUTOR

Callahan Financial Services, Inc. (“CFS” or the “Distributor”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504, a Delaware corporation, serves as the distributor of shares of the Portfolios. CFS, a registered broker-dealer under the Securities Exchange Act of 1934, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

PORTFOLIO MANAGERS

The portfolio managers for the Portfolios are:

24

Name and Title	Years Primarily Responsible	Five Year Employment History
Robert Perry	Since 2017
Mr. Perry joined ALM First in 2010 and has more than 29 years of experience in the banking and bank consulting business. He leads ALM First’s ALM and Investment Strategy Groups and is responsible for the development of asset liability and investment portfolio themes for the firm. Before joining ALM First, Mr. Perry previously served as Managing Director of the ALM and Investment Strategy division of DataTech Management and Chief Investment Officer for First Coastal Bank. Previously, Mr. Perry was a principal and Product Portfolio Manager at Smith Breeden Associates, Inc., where he managed Smith Breeden’s Enhanced Cash and Enhanced Equity strategies.

Jason Haley, Managing Director	Since 2017
Mr. Haley joined ALM First in 2008. He has more than 17 years of investment industry experience. Mr. Haley oversees ALM First’s Investment Management Group and is responsible for leading the investment process and investment theme development process for the firm, including management of ALM First’s model portfolio strategies. Prior to joining ALM First, Mr. Haley worked for Cantor Fitzgerald LP.

The SAI provides further information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

25

Dividends

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Portfolios’ net investment income (determined on a tax basis). The Portfolios intend that all net realized long-term and short-term capital gains (after taking into account any available capital loss carryovers) will be declared and paid as a dividend at least annually.

You may choose to have dividends paid in:

■	Cash

■	Additional Investor Shares of the same Portfolio

You may indicate your election on your Account Information Form. Any changes may be submitted in writing to Fund Services or CFS at least five calendar days prior to the record date for a particular dividend or distribution. (If you do not indicate any choice, your dividends and distributions will be reinvested automatically in Investor Shares of the applicable Portfolio.) The election with respect to a Portfolio’s capital gains dividends, both short-term and long-term, may differ from such election with respect to such Portfolio’s monthly net investment income dividends.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares. At the time of your purchase of Investor Shares of either of the Portfolios, a portion of the per share NAV may be represented by undistributed income of the Portfolio or unrealized appreciation of the securities held by the Portfolio.

Dividends from net investment income and distributions from capital gains are declared and paid as follows:

	Investment Income Dividends		Capital Gains Distributions
Portfolio	Declared	Paid	Declared and Paid
Ultra-Short Duration	Daily	Monthly	Annually
Short Duration	Daily	Monthly	Annually

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

From time to time, a portion of the Portfolios’ dividends may constitute a return of capital.

26

Shareholder Guide

The Fund is offered solely to state and federally chartered credit unions.  Investor Shares of each of the Portfolios are designed to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the NCUA rules and regulations and NCUA Letter Number 155. Investor Shares of the Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. The Fund encourages each state chartered credit union to consult qualified legal counsel concerning whether the Portfolios are permissible investments under the laws applicable to it.

The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments in the Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

The following section will provide you with answers to some of the most often asked questions regarding buying and selling Investor Shares of the Portfolios. For more information about online access, please call 1-800-342-5828.

Purchases of Investor Shares of the Portfolios may be made only by Federal Reserve wire. There is no minimum for initial or subsequent investments nor are minimum balances required.

HOW TO BUY INVESTOR SHARES

Ultra-Short Duration Portfolio and Short Duration Portfolio
You may purchase Investor Shares of each of the Portfolios on any business day, which is any day on which Investor Shares of the Portfolios are priced, as described below in “How Are Investor Shares Priced?” at their NAV next determined after receipt of an order by wiring federal funds to U.S. Bank, N.A.

Dividends will begin to accrue as follows:

■
If a purchase order is received by Fund Services by 4:00 p.m. New York time on a business day, Investor Shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the next business day, provided that Fund Services receives the federal funds with respect to such order by such next business day.

■
If a purchase order is received by Fund Services after 4:00 p.m. New York time, Investor Shares will be issued and dividends will begin to accrue on the purchased Investor Shares on the second business day thereafter, provided that Fund Services receives the federal funds with respect to such order by such second business day.

Federal Reserve wires should be sent as early as possible, but must be received before the end of the applicable business day for a purchase order to be effective.

What Else Should I Know About Share Purchases?
The following generally applies to purchases of Investor Shares:

■
For your initial purchase of Investor Shares of the Portfolios, you should promptly complete an Account Information Form, and mail it to Trust for Credit Unions, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 or Callahan Financial Services, Inc., 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036. You may not redeem Investor Shares prior to the Fund’s receipt of such Account Information Form.

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■
ALM First and/or CFS may from time to time, at their own expense, provide compensation to certain dealers whose customers purchase significant amounts of Investor Shares of the Portfolios. The amount of such compensation may be made on a one-time and/or periodic basis and, in the case of ALM First, may be up to 14% of the annual fees that are earned by ALM First as Investment Adviser to the Portfolios (after adjustments) and are attributable to Investor Shares held by such customers. Such compensation does not represent an additional expense to the Portfolios or their shareholders, since it will be paid from the assets of ALM First, its affiliates or CFS.

The Portfolios and the Distributor reserve the right to:

■	Reject or restrict any purchase or exchange orders by a particular purchaser (or group of related purchasers) for any reason in their discretion.

Initial Investment - By Wire

To open an account by wire, a completed Account Information Form is required before your wire can be accepted. You may mail or overnight deliver your account information forms to the Transfer Agent:

U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

Upon receipt, an account will be established for you. The account number assigned will be required as part of the instruction that should be provided to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name and credit union name so that monies can be correctly applied. Transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA#075000022
Credit:

28

SHAREHOLDER GUIDE

U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For Subsequent Investments - By Wire

Before sending your wire, please contact the Transfer Agent at 1-800-342-5828 to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

Customer Identification Program.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Information Form as part of the Fund’s Anti-Money Laundering Program. As requested on the Account Information Form, you must supply your full name, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-800-342-5828 if you need additional assistance when completing your Account Information Form. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.

After accepting an application, to the extent permitted by applicable law or their customer identification program, the Portfolios reserve the right to (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolios; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolios are unable to verify an investor’s identity. The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Investor Shares Priced?
The price you pay or receive when you buy, sell or exchange Investor Shares is a Portfolio’s next-determined NAV for Investor Shares. The Fund calculates NAV for Investor Shares as follows:

(Value of Assets of the Portfolio Attributable to Investor Shares)
NAV =	- (Liabilities of the Portfolio Attributable to Investor Shares)
Number of Outstanding Investor Shares of the Portfolio

The investments of the Portfolios are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, the fair value of the Portfolios’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost.

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SHAREHOLDER GUIDE

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NAV per share for Investor Shares is calculated by the accounting agent on each business day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time) or such later time as the NYSE or NASDAQ market may officially close. This occurs after the determination, if any, of the income to be declared as a dividend. Shares will normally not be priced on any day the NYSE is closed.

■	When you buy Investor Shares, you pay the NAV next calculated after the Portfolios receive your order in proper form.

■	When you sell Investor Shares, you receive the NAV next calculated after the Portfolios receive your order in proper form.

■	NAV per share will fluctuate as the values of portfolio securities change in response to changing market rates of interest, principal prepayments, yield spreads and other factors.

An order to buy Investor Shares of the Portfolios is in proper form if it includes the name of the Portfolio, the dollar amount or number of Investor Shares you want to buy, and a completed Account Information Form (initial purchases). An order to sell Investor Shares of the Portfolios is in proper form if it contains your name(s) and signature(s) (and any required signature guarantees as described below under “How to Sell Investor Shares—What Else Do I Need To Know About Redemptions”), your account number, the name of the Portfolio, the dollar amount or number of shares you want to sell, instructions on how and where to send the proceeds, and any supporting legal documentation that may be required.

General Valuation Policies
■
On any business day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Portfolio reserves the right to close at or prior to the BMA recommended closing time. If a Portfolio does so, it will cease granting same business day credit for purchase, redemption and exchange orders received after the Portfolio’s closing time and credit will be given to the next business day.

■	Each Portfolio reserves the right to advance the time by which purchase, redemption and exchange orders must be received for same business day credit as otherwise permitted by the SEC.

■
The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were processed at a NAV other than a Portfolio’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.

If an event that affects the value of a security occurs after the publication of market quotations used by the Portfolios to price their securities but before the close of trading on the NYSE, the Fund in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

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Note: The time at which transactions and Investor Shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. New York time. In the event the NYSE does not open for business because of an emergency, as determined by the SEC, the Fund may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation, please call 1-800-342-5828 or 1-800-CFS-5678.

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HOW TO SELL INVESTOR SHARES

How Can I Sell Investor Shares of the Portfolios?
You may arrange to take money out of your account by selling (redeeming) some or all of your Investor Shares. Generally, the Portfolios will redeem your Investor Shares without charge upon request on any business day at their next determined NAV after receipt of such request in proper form. Redemptions may be requested in writing or by telephone.

Instructions for Redemptions:

By Writing:

•	Write a letter of instruction that includes:
•	Your name(s) and signature(s)
•	Your account number
•	The Portfolio name
•	The dollar amount or number of Investor Shares you want to sell
•	Mail the request to:
U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone:

You may request a redemption or exchange by telephone by calling:

•	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

What Do I Need to Know about Telephone Redemption Requests?
The Portfolios, the Distributor, the Administrator, the Investment Adviser and the Transfer Agent will not be liable for any loss you may incur in the event that the Portfolios accept unauthorized telephone redemption requests that the Portfolios reasonably believe to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Fund Services employs reasonable procedures specified by the Portfolios to confirm that such instructions are genuine. If reasonable procedures are not employed, a Portfolio may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.

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SHAREHOLDER GUIDE

■
Proceeds of telephone redemptions will be wired directly to the credit union, corporate credit union or other domestic depository account designated on the Account Information Form unless you provide written instructions signed by an authorized person designated on the Account Information Form indicating another credit union, or other depository accounts.

■	The telephone redemption option may be modified or terminated at any time.

Note: Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

How are Redemption Proceeds Paid?
You may arrange for your redemption proceeds to be wired as federal funds to the credit union, corporate credit union or other domestic depository institution designated on your Account Information Form. Redemption proceeds may not be wired to third parties.

If a redemption request is received by Fund Services by 4:00 p.m. New York time, the proceeds are ordinarily wired on the next business day. Investor Shares to be redeemed earn income with respect to the day the request is received. Also, Investor Shares redeemed on a day immediately preceding a weekend or holiday continue to earn income until the next business day.

What Else Do I Need to Know about Redemptions?
■
If its authorized signature is guaranteed, a shareholder may change the designated credit union, corporate credit union or other domestic depository account upon written notice to Fund Services.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record
The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

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■
The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio. The right of a shareholder to redeem Investor Shares and the date of payment by a Portfolio may be delayed for more than seven days, depending on the circumstances, for any period during which the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; or during any emergency, as determined by the SEC; or for such other period as the SEC may by order permit for the protection of shareholders of the Portfolio.

■
Investor Shares may be redeemed by a Portfolio if the Trustees determine in their sole discretion that failure to redeem such Investor Shares may have materially adverse consequences to the shareholders of the Portfolio. Because the Portfolios are offered solely to state and federally chartered credit unions, and to avoid the potential for adverse tax or other consequences to its shareholders, the Portfolios may redeem Investor Shares that are owned at any time by any shareholder that is not a credit union (including a shareholder that was a credit union at the time of purchase but thereafter ceases to be a credit union).

■
It is expected that payment of redemption proceeds will be made from uninvested cash or short-term investment proceeds, proceeds from the sale of portfolio securities or short-term borrowings by a Portfolio.

Can I Exchange My Investment from One Portfolio to Another?
You may exchange Investor Shares of each Portfolio at NAV for Investor Shares of the other Portfolio of the Trust. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions for Exchanging Shares:

By Writing:

•	Write a letter of instruction that includes:
•	Your name(s) and signature(s)
•	Your account number
•	The Portfolio name
•	The dollar amount or number of Investor Shares to be exchanged
•	Mail the request to:

U.S. Mail Trust for Credit Unions c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

By Telephone:

You may request a redemption or exchange by telephone by calling:

•	1-800-342-5828
(9:00 a.m. to 5:00 p.m. New York time)

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SHAREHOLDER GUIDE

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

You should keep in mind the following factors when making or considering an exchange:

■	You should read the Prospectus before making an exchange.

■	Exchanges are available only in states where exchanges may be legally made.

■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

■
Fund Services may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

■	Telephone exchanges normally will be made only to an identically registered account.

■	The Portfolios reserve the right to reject any exchange request.

What Types of Reports Will I Be Sent Regarding Investments in the Portfolios?
You will receive an annual report containing audited financial statements and a semi-annual report. All shareholders will be provided with an individual monthly statement for each Portfolio showing each transaction for the reported month. Shareholders of the Portfolios will also be provided with a printed confirmation for each transaction in their accounts.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Portfolios maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Portfolios. Based upon statutory requirements for returned mail, the Portfolios will attempt to locate the investor or rightful owner of the account. If the Portfolios are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Portfolios are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-800-342-5828 at least annually to ensure your account remains in active status.

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SHAREHOLDER GUIDE

DISTRIBUTION AND SERVICE FEES

What Are the Distribution and Service Fees Paid by the Fund’s Investor Shares?
Investor Shares of the Portfolios can pay distribution and/or administrative support service (12b-1) fees at an annual rate of up to 0.25% of each Portfolio’s Investor Share assets.  The Portfolios do not intend to pay more than 0.03% in distribution and/or administrative support service (12b-1) fees through August 31, 2022.  After such date, the Board of Trustees may determine to increase the amount of such fees without a vote of the Portfolios’ shareholders.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Portfolio to pay fees from its Investor Share assets for selling and distributing Investor Shares and/or for administrative support services provided to shareholders.  Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policies and procedures adopted by the Board of Trustees, the Trust does not permit market timing or other excessive trading practices in the Portfolios. Purchases and exchanges by investors in the Portfolios should be made for investment purposes that are consistent with the investment policies and practices of the respective Portfolios. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, harm fund performance and negatively impact longer-term shareholders.

The Trust recognizes that the investments held by the Portfolios are less susceptible to market timing and other excessive trading practices than certain other types of portfolios, and may be appropriately used by shareholders for relatively shorter-term investment purposes. Accordingly, the deterrent practices discussed below that will apply to a particular Portfolio will depend, in part, on an assessment of the potential risk that market timing practices and other excessive trading practices pose to that Portfolio. Similarly, the monitoring criteria and frequency, thresholds for review and intervention trigger points set by the Fund acting through its Chief Compliance Officer to identify, monitor and prevent abusive short-term trading will also depend, in part, on such assessment.

The Trust reserves the right to reject or restrict purchase or exchange requests from any investor. The Trust will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders, the Trust will exercise this right if, in the Trust’s judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust, has been or may be disruptive to a Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together. No waivers of the provisions of the policies and procedures established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of ALM First or any of ALM First’s affiliates.

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Taxation

TAXATION OF SHAREHOLDERS

If state and federally chartered credit unions meet all requirements of Section 501(c)(14)(A) of the Code, and all rules and regulations thereunder, they will be exempt from federal income taxation on any income, dividends or capital gains realized as the result of purchasing, holding, exchanging or redeeming shares of the Portfolios.

FEDERAL TAXATION OF THE PORTFOLIOS

The Trust intends that each of its Portfolios will qualify for the special tax treatment afforded to regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. Each Portfolio is treated as a separate corporation for federal tax purposes and generally must comply with the qualification and other requirements applicable to regulated investment companies, without regard to the Trust’s other Portfolios. If a Portfolio otherwise complies with such provisions, then in any taxable year for which it distributes at least 90% of its investment company taxable income determined for federal income tax purposes (before any deduction for dividends paid), the Portfolio will be relieved of federal income tax on the amounts distributed. The Portfolios intend to distribute to their shareholders substantially all of each Portfolio’s net investment company taxable income and net capital gain.

The Code will impose a 4% excise tax if a Portfolio fails to meet certain requirements with respect to distributions of net ordinary income and capital gain net income. It is not anticipated that this provision will have any material impact on the Portfolios or their shareholders.

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income will be taxed to such Portfolio at the appropriate corporate rate without any reduction for distributions made to shareholders.

The foregoing discussion of tax consequences is based on federal tax laws and regulations in effect on the date of this Prospectus, which are subject to change by legislative or administrative action. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the Portfolios.

More information about taxes is included in the SAI.

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Appendix A

Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

Risks of Fixed Income Securities. The Portfolios will be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that, when interest rates decline, the market value of fixed-income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that the issuer could default on its obligations, and a Portfolio will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans (“ARMs”) and mortgage-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors. The same would be true of asset-backed securities, such as securities backed by auto loans.

Risks of Mortgage-Related Investments. Mortgage-related securities are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects super floaters and premium priced mortgage-related securities. The risk of slower than anticipated prepayments generally adversely affects floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-related securities. In addition, particular securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

Risks of Illiquid Securities. The Portfolios may invest up to 15% of their net assets in illiquid securities, which cannot be disposed of in seven calendar days in the ordinary course of business at fair value. Illiquid securities are defined in Rule 22e-4 under the 1940 Act as securities that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale and disposition significantly changing the market value of the investment. Illiquid securities may include:

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■	Securities that are not readily marketable;

■	Repurchase agreements, federal funds loans and fixed time deposits with a notice or demand period of more than seven days;

■
Loan participations of foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises where a substantial secondary market is absent; or

■
If permissible for a Portfolio, certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because, for example, it is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”) and, therefore, is liquid.

Investing in restricted securities may decrease a Portfolio’s liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Portfolio Turnover Rate. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Portfolio. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Portfolio and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Portfolio’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the historical portfolio turnover rates of the Ultra-Short Duration Portfolio and the Short Duration Portfolio.

Investment Criteria. If, after purchase by a Portfolio, an investment ceases to meet the investment criteria stated in this Prospectus, the Investment Adviser will consider whether the Portfolio should continue to hold the investment. Investments purchased under NCUA rules and regulations that are superseded following the purchase of the investment by the Portfolio will be governed by the NCUA rules and regulations in effect when purchased to the extent permitted by such rules and regulations, and the Portfolios may continue to hold such investments after that date subject to compliance with the NCUA rules and regulations.

B. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolios, including their associated risks. Additional information is provided in the Statement of Additional Information, which is available upon request or on the Fund’s website. Among other things, the Statement of Additional Information describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval.

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U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the ability of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuing agency, instrumentality or sponsored enterprise. U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed as to principal and interest. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Additionally, Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Custodial Receipts. Interests in U.S. Government Securities may be purchased in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities or authorities. For certain securities law purposes, custodial receipts are not considered obligations of the U.S. government.

Mortgage-Related Securities. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related securities in which the Portfolios may invest can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans.

Mortgage-related securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other mortgage-related securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations, and under certain interest rate and payment scenarios, a Portfolio may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

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The Portfolios may invest in exchangeable collateralized mortgage obligations (“exchangeable CMOs”) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if certain requirements prescribed by NCUA rules and regulations are satisfied. Otherwise, the Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS.

To the extent a Portfolio concentrates its investments in pools of mortgage-related securities sponsored by the same sponsor or serviced by the same servicer, it may be subject to additional risks. Servicers of mortgage-related pools collect payments on the underlying mortgage assets for pass-through to the pool on a periodic basis. Upon insolvency of the servicer, the pool may be at risk with respect to collections received by the servicer but not yet delivered to the pool.

Mortgage-related securities and other asset-backed securities are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously.  Any of these events may have an adverse impact on a Portfolio to the extent it invests in mortgage-related or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Inverse Floating Rate Securities. The Portfolios may, to the extent permitted by the NCUA, invest in leveraged inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Zero Coupon Securities. Each Portfolio may purchase zero coupon securities which are U.S. Government Securities and do not have maturity dates of more than ten years from the settlement date. Zero coupon securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Mortgage Dollar Rolls. The Portfolios may enter into mortgage dollar rolls. A mortgage dollar roll involves the sale by a Portfolio of securities for delivery in the current month. The Portfolio simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio’s performance.

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The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to correctly predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

When-Issued Securities. Pursuant to NCUA rules and regulations, the Portfolios may purchase and sell securities in transactions that provide for their delivery by regular-way settlement. Regular-way settlement means that delivery of a security from a seller to a buyer is to be made within the time frame that the securities industry has established for that type of security.

In addition to purchasing and selling securities that have already been issued, the Portfolios may purchase or sell securities in when-issued transactions including TBA (“To Be Announced”) securities. In these transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities in order to secure what is considered to be an advantageous yield or price.

Like other transactions, the purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of when-issued securities involves the risk that the value of the securities sold may increase before the settlement date. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular-way. When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. Although the Portfolios will generally purchase securities on a when-issued basis with the intention of acquiring the securities, a Portfolio may dispose of the securities prior to settlement if the Investment Adviser deems it appropriate.

Lending of Portfolio Securities. The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. To the extent that cash collateral is so invested in other investment securities, such collateral will be subject to market depreciation or appreciation and a Portfolio will be responsible for any loss that might result from its investment of the borrowers’ collateral. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally chartered credit unions and must mature no later than the maturity of the transaction. If the Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 5% of the value of the net assets of a Portfolio (including the loan collateral). A Portfolio may experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio or becomes insolvent.

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Repurchase Agreements and Reverse Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Each Portfolio may enter into repurchase agreements with securities dealers and banks that furnish collateral at least equal in value or market price to the amount of its repurchase obligation.

If the other party or “seller” defaults or becomes insolvent, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio are less than the repurchase price and the Portfolio’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is not enforceable.

A repurchase agreement may permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit each Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Portfolio’s investment restrictions having a value equal to the repurchase price (including accrued interest).  The collateral will be marked‑to‑market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolios may decline below the price at which the Portfolios are obligated to repurchase the securities. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligations to repurchase the securities and the Portfolios use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Additionally, regulations that began to take effect in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many reverse repurchase agreements, terms that delay or restrict the rights of counterparties, such as a Portfolio, to terminate such agreements, take foreclosure action, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Portfolio’s ability to terminate existing reverse repurchase agreements or to realize amounts to be received under such agreements.

Other Investment Companies. The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds for which the Investment Adviser or any of its affiliates serve as investment adviser, administrator or distributor.

Bank Obligations. The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity, but may permit early withdrawal subject to penalties which vary depending upon market conditions and the remaining maturity of the obligations.

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The activities of U.S. and most foreign banks are subject to extensive but different government regulations which may limit both the amount and types of loans that may be made and the interest rates that may be charged.  In addition, the profitability of the banking industry is largely dependent upon the availability and costs of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties play an important part in the operation of this industry.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Federal Funds. The Portfolios may make unsecured loans of federal funds to U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks) to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder.

Federal funds are funds held by a regional Federal Reserve Bank for the account of a bank that is a member of such Federal Reserve Bank (a “Fed Member Bank”). A loan of federal funds is an unsecured loan to a Fed Member Bank at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds. Loans of federal funds are not insured by the Federal Deposit Insurance Corporation. In the event the borrower of federal funds enters a bankruptcy or other insolvency proceeding, the Portfolios could experience delays and incur expenses in recovering cash. Further, the possibility exists that in such an instance, the borrowing institution may not be able to repay the loaned funds. Creditworthiness is, therefore, of particular importance given the unsecured nature of federal funds borrowings. The Portfolios will limit federal funds lending to those Fed Member Banks whose creditworthiness has been reviewed and found by the Investment Adviser to be comparable in quality to securities rated high quality by a NRSRO.

Borrowing. The Portfolios may not borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of a Portfolio’s net assets.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past five years.  The financial highlights tables shown below reflect the financial performance of the Portfolio’s Investor Shares.  Certain information in the financial highlights tables reflects the financial results for a single Investor Share of each Portfolio.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in Investor Shares of a Portfolio (assuming reinvestment of all distributions).  This information has been audited by [], whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ 2021 Annual Report (available upon request without charge).

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APPENDIX B

ULTRA-SHORT DURATION PORTFOLIO

	Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net Asset Value, Beginning of year	[ ]	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	[ ]	0.09		0.22		0.14		0.07
Net realized and unrealized gain (loss) on investment transactions	[ ]	0.09		(0.02)		(0.06)		(0.01)
Total income from investment operations	[ ]	0.18		0.20		0.08		0.06
Less Distributions from:
Investment income(b)	[ ]	(0.14)		(0.22)		(0.15)		(0.08)
Total Distributions	[ ]	(0.14)		(0.22)		(0.15)		(0.08)
Net Asset Value, End of year	[ ]	$9.42		$9.38		$9.40		$9.47
Total Return(c)		1.96%		2.19%		0.86%		0.64%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	[ ]	$889,240		$54,160		$14,192		$14,291
Ratio to average net assets:
Expenses net of expense reductions	[ ]	0.28%	(d)	0.34%	(d)	0.43%	(d)	0.43%	(d)
Expenses before expense reductions	[ ]	0.28%		0.35%		0.44%		0.44%
Net investment income net of expense reductions	[ ]	0.94%	(d)	2.40%	(d)	1.48%	(d)	0.71%	(d)
Net investment income before expense reductions	[ ]	0.94%		2.39%		1.47%		0.70%
Portfolio Turnover Rate	[ ]	25%		60%		157%		123%

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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APPENDIX B

SHORT DURATION PORTFOLIO

	Year Ended August 31, 2021	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017
Net Asset Value, Beginning of year	[ ]	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	[ ]	0.12		0.22		0.15		0.09
Net realized and unrealized gain (loss) on investment transactions	[ ]	0.24		0.26		(0.15)		(0.04)
Total income (loss) from investment operations	[ ]	0.36		0.48		0.00		0.05
Less Distributions from:
Investment income(b)	[ ]	(0.20)		(0.24)		(0.16)		(0.10)
Total Distributions	[ ]	(0.20)		(0.24)		(0.16)		(0.10)
Net Asset Value, End of year	[ ]	$9.91		$9.75		$9.51		$9.67
Total Return(c)		3.73%		5.12%		0.03%		0.52%
Ratios/Supplemental Data:
Net Assets at the end of year (in thousands)	[ ]	$260,351		$1,792		$22,082		$22,191
Ratio to average net assets:
Expenses net of expense reductions	[ ]	0.28%	(d)	0.35%	(d)	0.42%	(d)	0.43%	(d)
Expenses before expense reductions	[ ]	0.28%		0.36%		0.43%		0.44%
Net investment income net of expense reductions	[ ]	1.23%	(d)	2.27%	(d)	1.62%	(d)	0.93%	(d)
Net investment income before expense reductions	[ ]	1.23%		2.26%		1.61%		0.92%
Portfolio Turnover Rate	[ ]	112%		80%		196%		145%

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the year.
(d)	During the year, certain fees were waived.

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Index

1	Summary Sections
	1	Ultra-Short Duration Portfolio
	9	Short Duration Portfolio
17	Important Additional Information
18	Additional Information about the Portfolios’ Investment Objectives and Risks
20	Other Investment Practices and Securities
22	Additional Information Regarding Principal Risks of the Portfolios
23	Service Providers
26	Dividends

27	Shareholder Guide
	27	How to Buy Investor Shares
	32	How to Sell Investor Shares
	37	Distribution and Service Fees
	37	Restrictions on Excessive Trading Practices
39	Taxation
40	Appendix A Additional Information on Portfolio Risks, Securities and Techniques
49	Appendix B Financial Highlights

Trust for Credit Unions
Prospectus

FOR MORE INFORMATION

Annual/Semi-Annual Report
Additional information about the Portfolios’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information
Additional information about the Portfolios and their policies is also available in the Portfolios’ Statement of Additional Information. The Statement of Additional Information is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Portfolios’ annual and semi-annual reports, and the Statement of Additional Information, are available free upon request by calling Trust for Credit Unions at 1-800-342-5828 or CFS at 1-800-237-5678. You can also access and download the annual and semi-annual reports, and the Statement of Additional Information, free of charge, at the Portfolios’ website, http://www.trustcu.com.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-DIAL TCU (1-800-342-5828) or 1-800-CFS-5678 (1-800-237-5678)
■ By mail:	Trust for Credit Unions c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
or
Callahan Financial Services, Inc. 1001 Connecticut Avenue, NW - Suite 1001 Washington, D.C. 20036
■ On the internet:	SEC EDGAR database – sec.gov (text-only) CFS – http://www.trustcu.com

Reports and other information about Trust for Credit Unions are available on the EDGAR database on the SEC’s internet site at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.  This Prospectus is intended for use by state and federally chartered credit unions that are exempt from federal income taxation.

The Portfolios’ investment company registration number is 811-5407.

PART B

STATEMENT OF ADDITIONAL INFORMATION

TRUST FOR CREDIT UNIONS

615 East Michigan Street
Milwaukee, Wisconsin 53202

• Ultra-Short Duration Portfolio
Investor Shares (TCUYX)
TCU Shares (TCUUX)

• Short Duration Portfolio
Investor Shares (TCUEX)
TCU Shares (TCUDX)

This Statement of Additional Information (the “SAI”) is not a Prospectus. This SAI should be read in conjunction with the Prospectuses dated December [__], 2021 (the “Prospectuses,” each a “Prospectus”), relating to the offering of Investor Shares and TCU Shares of the Ultra-Short Duration Portfolio and Short Duration Portfolio of Trust for Credit Unions (collectively, the “Portfolios”). A copy of the Prospectus may be obtained without charge from Trust for Credit Unions at (800) DIAL TCU (800-342-5828) or Callahan Financial Services, Inc. at (800) 237-5678.

The audited financial statements and related report of [___________], an independent registered public accounting firm, for the fiscal year ended August 31, 2021 for each Portfolio contained in the Portfolios’ [ ] are incorporated herein by reference in the section “Financial Statements.” The annual report may be obtained without charge by writing to the address above or calling the toll-free numbers above. No other portions of the Portfolios’ annual report are incorporated herein by reference.

The date of this SAI is December [__], 2021.

Table of Contents

Page
INTRODUCTION	B-
MANAGEMENT	B-
ADVISORY AND OTHER SERVICES	B-
PORTFOLIO TRANSACTIONS	B-
ALM FIRST POTENTIAL CONFLICTS OF INTEREST FOR TRUST FOR CREDIT UNIONS AND OTHER INVESTMENT COMPANY ACCOUNTS	B-
TAXATION	B-
OTHER INFORMATION REGARDING NET ASSET VALUE	B-
DESCRIPTION OF SHARES	B-
INCOME	B-
ADJUSTABLE AND FIXED RATE MORTGAGE LOANS AND MORTGAGE-RELATED SECURITIES	B-
OTHER INVESTMENT PRACTICES, SECURITIES AND RISKS	B-
INVESTMENT RESTRICTIONS	B-
CALCULATION OF PERFORMANCE QUOTATIONS	B-
DISTRIBUTION PLAN FOR INVESTOR SHARES	B-
OTHER INFORMATION	B-
FINANCIAL STATEMENTS	B-
APPENDIX A — DESCRIPTION OF SECURITIES RATINGS	A-

SHARES OF THE PORTFOLIOS ARE NOT ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U. S. GOVERNMENT, ANY CREDIT UNION OR BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE NATIONAL CREDIT UNION ADMINISTRATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INTRODUCTION

Trust for Credit Unions (the “Fund” or the “Trust”) is an open-end, diversified, management investment company (commonly known as a “mutual fund”) offered only to state and federally chartered credit unions. The Fund seeks to achieve a high level of income to the extent consistent with the investment objectives of its investment portfolios. This SAI relates to the offering of the Investor Shares and TCU Shares of the Fund’s Ultra-Short Duration Portfolio (effective December 31, 2018, the Ultra-Short Duration Government Portfolio (the “Predecessor Government Portfolio”) changed its name to the Ultra-Short Duration Portfolio) and Short Duration Portfolio (individually, a “Portfolio” and together the “Portfolios”). The Trust offers a total of four series, two of which are described in this SAI.

The Fund was established under Massachusetts law by an Agreement and Declaration of Trust dated September 24, 1987, as most recently amended and restated on November 25, 2014 as a Third Amended and Restated Declaration of Trust (the “Declaration of Trust”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in separate investment portfolios, and to designate one or more classes of shares of such series. The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Investment in the Portfolios relieves investors from the administrative and accounting burdens involved in direct investments, and also provides related benefits as described below.

High Current Income. The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal by investing in obligations authorized under the Federal Credit Union Act. The Ultra-Short Duration Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.  Prior to December 31, 2018, the Predecessor Government Portfolio invested at least 80% of its net assets (measured at the time of purchase) in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.  The Portfolios invest in longer-term, higher-yielding securities than a money market fund, and may utilize certain investment techniques not available to a money market fund. Similarly, the yields of the Portfolios are expected to exceed those offered by bank certificates of deposit and money market accounts. However, the Portfolios do not maintain a constant net asset value (“NAV”) per share and are subject to greater fluctuation in the value of their shares than a money market fund. Unlike bank certificates of deposit and money market accounts, investments in shares of the Portfolios are not insured or guaranteed by any government agency.

Relative Stability of Principal. The Portfolios’ NAVs per share fluctuate. It is expected that over the long-term the volatility of the Portfolios will be low in relation to longer-term bond funds; however, there may be a loss of principal. The Ultra-Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration equal to that of a One-Year U.S. Treasury security and a target duration of approximately that of the ICE BofAML US 3-Month Treasury Bill Index. Prior to December 31, 2018, the Predecessor Government Portfolio had a target duration of the ICE BofAML Six-Month U.S. Treasury Bill Index to the ICE BofAML One-Year U.S. Treasury Note Index. Similarly, the Short Duration Portfolio attempts to reduce NAV fluctuation by maintaining a maximum duration that will not exceed that of a Three-Year U.S. Treasury security and a target duration equal to that of a Two-Year U.S. Treasury security and by utilizing certain active management techniques to hedge interest rate risk. Duration is a measure of the price sensitivity of a Portfolio, including expected cash flows and mortgage prepayments under a wide range of interest rate scenarios, and is reviewed and recalculated daily. However, there is no assurance that these strategies will be successful. There can be no assurance that ALM First Financial Advisors, LLC’s (“ALM First” or the “Investment Adviser”) estimation of a Portfolio’s duration will be accurate or that the duration of a Portfolio will always remain within the maximum target duration described above.

Liquidity. Because the Portfolios’ shares may be redeemed upon request of a shareholder on any business day at NAV, the Portfolios offer greater liquidity than many competing investments such as certificates of deposit and direct investments in certain mortgage-related securities.

Experienced Professional Management. Successfully creating and managing a diversified portfolio of mortgage-related securities requires professionals with extensive experience. Members of ALM First’s portfolio management team bring together many years of experience in the analysis, valuation and trading of U.S. fixed income securities.  At June 30, 2021, ALM First had assets under management of approximately $65 billion.

ALM First Investment Process. ALM First believes that a well-developed investment process has an: investment philosophy and investment strategy. Developing a well-thought-out philosophy and strategy will provide a framework in which the portfolio manager can seek to earn greater returns on a risk-adjusted basis.

Investment philosophy – The Investment Adviser believes that:

■	A portfolio of fixed income securities with wide risk-adjusted spreads properly matched to the duration of the market has the potential to produce a total return in excess of the market return.
■
The incremental return available from security selection, based on careful relative-value analysis and market research, has the potential to be significantly greater and more consistent than the incremental return from predicting the direction of interest rates.

■	Within the investment grade fixed income market, the spread sectors have the potential to offer the greatest opportunity for excess return through security selection.
■
A strong commitment to market research and experienced fixed income professionals has the potential to provide a better understanding of fixed income security relative value, with the goal being the identification of high credit quality investments that generate risk-adjusted returns in excess of the market return.

Investment strategy: The investment strategy is designed to generate a consistent and predictable return over the preferred benchmark.

■	Sector analysis
•	Portfolios typically overweight the “spread sectors” (Agency commercial and residential MBS, CMOs, Agency debentures and some asset-backed sectors)
•	Combinations of assets in these sectors have the potential to offer competitive risk-adjusted returns over alternative “market” portfolios
■	Security selection
•	Selecting individual bonds that have the potential to offer attractive risk-adjusted yields to alternative securities
■	Duration targeting and risk management
•	Significant “bets” on the direction of interest rates are not the focus
•	Keep the portfolio’s duration matched closely to the benchmark duration at all times
•

MANAGEMENT

The Declaration of Trust provides that, subject to its provisions, the Fund’s Board of Trustees shall have the power to conduct the business of the Fund and carry on its operations. The Declaration of Trust provides that: (a) the Trustees shall have full power and authority to take or refrain from taking any action, to execute all such contracts and instruments as they deem necessary, proper or desirable to promote the interests of the Fund, and to adopt such accounting and tax accounting practices as they consider appropriate for the Fund or any series or class of shares; (b) a Trustee shall be liable for his or her own bad faith, willful malfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his or her office and shall not be liable for any act or omission or for neglect or wrongdoing; and (c) subject to the preceding clause, the Trustees are not responsible for any act or omission or neglect or wrongdoing of any officer, agent, employee, investment adviser, administrator, distributor, transfer agent, dealer or other independent contractor of the Trust or for any other action or failure to act.

The Trust’s Leadership Structure

The business and affairs of the Portfolios are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy, selecting the Trust’s service providers and overseeing their actions, and appointing officers of the Trust. The officers of the Trust conduct and supervise each Portfolio’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

The Board is currently composed of eight Trustees, all of whom are Independent Trustees. The Board has selected Julie A. Renderos, an Independent Trustee, to act as Chair.  The Board has selected Erin M. Mendez, an Independent Trustee, to act as Vice Chair.  Ms. Renderos’ duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of their respective duties, Ms. Renderos and Ms. Mendez will each consult with their fellow Independent Trustees and the Trust’s officers and legal counsel and legal counsel to the Independent Trustees, as appropriate. The Chair may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel and counsel to the Independent Trustees, to assist the Trustees in performing their oversight responsibilities. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) and due to circumstances related to the current or potential effects of COVID-19, the Board held three quarterly meetings during the fiscal year ended August 31, 2021 via videoconference.

The Board has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information pertaining to the Trustees is set forth below.

Independent Trustees (1)

Name, Age and Address (1)	Position(s) Held with Trust	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee (4)
Lisa Ginter Age: 57	Trustee	Since August 2021	Chief Executive Officer (since 2015), CommunityAmerica Credit Union.	4	None
Stanley C. Hollen Age: 72	Trustee	Since 2007	Chief Executive Officer, Co-Op Financial Services (credit union-owned payments CUSO) (2005- 2016); President and Chief Executive Officer, Liberty Enterprises (credit union-focused check printer, payments provider) (2003-2005); President and Chief Executive Officer, Golden 1 Credit Union (1984-2002).	4	None
J. Mark McWatters Age: 66	Trustee	Since July 2021	Self-Employed Attorney; Board member (2014-2020) and Chair (2017-2019) of the National Credit Union Administration.	4	None
Erin M. Mendez Age: 62	Vice Chair and Trustee	Since 2020 and 2019	President and Chief Executive Officer, Patelco Credit Union (since 2013).	4	None
James F. Regan Age: 56	Trustee	Since 2012	President and Chief Executive Officer (since 2009) and Vice President and Chief Financial Officer (1996-2008), Digital Federal Credit Union.	4	None
Julie A. Renderos Age: 46	Chair and Trustee	Since 2020 and 2015	Executive Vice President/Chief Financial Officer (since 2012), Senior Vice President/Finance (2007-2012), Suncoast Credit Union.	4	None
Wendell A. Sebastian Age: 77	Trustee	Since 1989	Executive Director, National Credit Union Foundation (2010-2013); President and Chief Executive Officer, GTE Federal Credit Union (1998- 2009).	4	None
Michael D. Steinberger Age: 44	Trustee	Since 2015	Associate Professor of Economics (since 2011), Assistant Professor of Economics (2004-2011), Pomona College; Dean (since 2011), Associate Dean (2006-2011), and Chief Academic Officer (since 2016), Western CUNA Management School.	4	None

___________
(1)	Each Trustee may be contacted by writing to the Trustee, c/o Callahan Credit Union Financial Services LLLP, 1001 Connecticut Avenue, NW, Suite 1001, Washington, D.C. 20036-5504.
(2)
Except in the event of resignation or removal, each Trustee holds office until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

(3)
The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.  The Enhanced Income Intermediate Duration Portfolio and Enhanced Income Credit Plus Equity Portfolio of the Trust are described in a separate SAI.

(4)	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Ms. Ginter is currently a credit union executive and has over twenty-five years of experience in the credit union industry.  Mr. Hollen has demonstrated leadership and management abilities as evidenced in his senior executive positions in the credit union industry. Mr. McWatters is a former board member and chair of the National Credit Union Administration, and has over three decades of experience in law and policy. Ms. Mendez is currently a credit union executive and has over twenty-five years of experience in the banking industry and over seventeen years of experience in the credit union industry.  Mr. Regan is currently a credit union executive and has over twenty years of experience in the credit union industry. Ms. Renderos has over twenty years of experience in the financial services industry. Mr. Sebastian, an attorney by training, spent decades as a senior executive in various aspects of the credit union industry. Dr. Steinberger has over fifteen years of academic experience in economics and university administration, including positions with a rigorous program designed specifically for credit union management professionals.

Ms. Renderos serves as Executive Vice President and Chief Financial Officer of Suncoast Credit Union. Suncoast Credit Union pays fees to ALM First, the Portfolios’ investment adviser, for advisory services. The total of these payments were $109,053 in 2019 and $125,396 in 2020, which were each immaterial to ALM First’s gross revenues. In consideration of the immaterial amounts involved in the foregoing transactions, Ms. Renderos is not considered to have a material business or professional relationship with ALM First.

Ms. Mendez serves as President and Chief Executive of Patelco Credit Union. Patelco Credit Union pays fees to ALM First, the Portfolios’ investment adviser, for asset liability management services, which include advisory fees, hedging start-up and registration fees. The total of these payments were $132,000 in 2019 and $241,760 in 2020, which were immaterial to ALM First’s gross revenues. In consideration of the immaterial amounts involved in the foregoing transactions, Ms. Mendez is not considered to have a material business or professional relationship with ALM First.

Mr. Regan serves as President and Chief Executive of Digital Federal Credit Union. Digital Federal Credit Union  pays fees to ALM First, the Portfolios’ investment adviser, for asset liability management services, which include advisory fees and mortgage pipeline hedging services fees.  The total of these payments were $421,216 in 2019 and $424,151 in 2020, which were immaterial to ALM First’s gross revenues.  In consideration of the immaterial amounts involved in the foregoing transactions, Mr. Regan  is not considered to have a material business or professional relationship with ALM First.

Officers of the Fund

Information pertaining to the officers of the Fund is set forth below.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Jay E. Johnson, 54 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	President and Treasurer	Since 2013 and 2008	President, CFS (April 2019-Present); Executive Vice President, CFS (December 2001-March 2019).
Jonathan K. Jeffreys, 43 1001 Connecticut Ave., NW Suite 1001 Washington, D.C. 20036	Vice President and Assistant Treasurer	Since 2008 and 2013	Vice President, CFS (June 2001-Present).
Andrew E. Seaberg, 42 Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103	Secretary	Since 2020	Partner (2020-Present), Faegre Drinker Biddle & Reath LLP (law firm); Associate (2009-2020), Drinker Biddle & Reath LLP (law firm).

Salvatore Faia, JD, CPA, CFE, 59 Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317	Chief Compliance Officer	Since 2008
President, Vigilant Compliance, LLC (investment management services company) (2004-Present); President (since 2009) and Chief Compliance Officer (since 2004), The RBB Fund, Inc. (registered investment company); Independent Trustee of EIP Investment Trust (registered investment company) (2005-Present).

___________
(1)	Each officer is elected by the Board of Trustees of the Trust and holds office at the pleasure of the Board of Trustees or until his or her successor shall have been duly elected and qualified.

Beneficial Ownership of Portfolio Shares

Shares of each Portfolio of the Fund are offered solely to state and federally chartered credit unions. For information about shares of the Fund owned by credit unions of which certain Trustees are officers, see “Description of Shares” below.

Standing Board Committees

The Board of Trustees has established six standing committees – Audit, Valuation, Dividend, Amortized Cost, Nominating and Product Development. In July 2020, the Board suspended the operation of the Product Development Committee as a standing committee and began holding ad hoc meetings as necessary.

The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. In addition, the Audit Committee is responsible for monitoring the Board of Trustees’ governance practices and adherence to the Fund Governance Policy adopted by the Board of Trustees. Messrs. Hollen (Chair) and Steinberger and Ms. Mendez currently serve on the Audit Committee. The Audit Committee held four meetings during the fiscal year ended August 31, 2021.

The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Portfolios in accordance with the Trust’s Valuation Procedures. Currently, the sole Trustee on the Trust’s Valuation Committee is Mr. Regan. The Valuation Committee did not meet during the fiscal year ended August 31, 2021.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the Committee, to declare dividends and capital gain distributions consistent with each Portfolio’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Mr. Hollen. The Dividend Committee did not meet during the fiscal year ended August 31, 2021.

The Amortized Cost Committee is authorized to act for the Board of Trustees in connection with certain matters relating to the amortized cost procedures adopted by the Board in connection with the pricing of shares of the Trust’s Government Money Market Portfolio (formerly known as the “Money Market Portfolio”), which suspended operations as of the close of business on May 30, 2014, for purchase, redemption and exchange transactions. Due to the suspension of the Government Money Market Portfolio, there are currently no members of the Amortized Cost Committee. The Amortized Cost Committee did not meet during the fiscal year ended August 31, 2021.

The Nominating Committee is responsible for identifying, selecting and nominating candidates for election or appointment as members of the Board and recommending any appropriate changes to the Board for consideration. The Nominating Committee shall identify candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders. A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary. The Secretary shall submit all nominations to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations. Any changes to the shareholder nomination procedures shall be approved by the Board of Trustees, including a majority of its Independent Trustees, and reported on the Trust’s next filing on Form N-CSR. Messrs. Hollen, Regan and Sebastian and Ms. Renderos (ex officio) currently serve on the Nominating Committee.  The Nominating Committee met once during the fiscal year ended August 31, 2021. Additionally, the Independent Trustees of the Trust convened in executive session as a group during the fiscal year ended August 31, 2021 to consider the composition of the Board, discuss the nomination process and consider candidates for appointment to the Board.

The Product Development Committee is tasked with oversight of management’s process for research and development of new investment products to be offered by the Trust and for evaluation of the continuing appropriateness of the investment products currently offered by the Trust. Beginning in July 2020, the Product Development Committee meets on an ad hoc basis as the Board determines to be necessary.  Messrs. Hollen, McWatters and Sebastian serve on the Product Development Committee. The Product Development Committee met twice during the fiscal year ended August 31, 2021.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Portfolios through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through ALM First, Callahan Credit Union Financial Services, LLLP (“CUFSLP”) and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Portfolios are subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Portfolios is the responsibility of ALM First, CUFSLP or other service providers (depending on the nature of the risk) that carry out the Portfolios’ investment management and business affairs. Each of ALM First, CUFSLP and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from ALM First, CUFSLP or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Portfolios’ portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on ALM First, CUFSLP and other service providers, with respect to the day-to-day activities of the Portfolios, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Portfolios’ independent registered public accounting firm to ensure that the Portfolios’ audit scope includes risk-based considerations as to the Portfolios’ financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Portfolios’ investments or activities.

Board Compensation

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2021. Ms. Ginter and Mr. McWatters did not join the Board until July 2021 and August 2021, respectively, and were not compensated by the Trust during the fiscal year ended August 31, 2021.

Name of Trustee	Compensation from the Ultra-Short Duration Portfolio	Compensation from the Short Duration Portfolio	Pension or Retirement Benefits Accrued as Part of Trust’s Expense	Total Compensation from Trust and Fund Complex(1)
Independent Trustees
Lisa Ginter(2)	$0	$0	$0	$0
Stanley C. Hollen	$28,159	$13,341	$0	$41,500
J. Mark McWatters(2)	$0	$0	$0	$0
Erin Mendez	$26,124	$12,376	$0	$38,500
Gary Oakland(3)	$23,070	$10,930	$0	$34,000
James F. Regan	$23,070	$10,930	$0	$34,000
Julie A. Renderos	$29,177	$13,823	$0	$43,000
Michael D. Steinberger	$26,124	$12,376	$0	$38,500
Wendell A. Sebastian	$23,070	$10,930	$0	$34,000

___________
(1)	The Fund Complex includes all registered investment companies that are advised by ALM First or one of its affiliates.
(2)
Ms. Ginter and Mr. McWatters joined the Board following the last quarterly meeting of the Trust’s fiscal year ended August 31, 2021.  Accordingly, they did not receive any compensation from the Trust during the fiscal year.

(3)	Mr. Oakland retired from the Board following its quarterly meeting on July 13, 2021.

Code of Ethics

The Trust, its Investment Adviser and its distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that may permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Portfolios.

ADVISORY AND OTHER SERVICES

Investment Adviser

As stated in the Prospectus, ALM First Financial Advisors, LLC, 3800 Maple Avenue, Suite 600, Dallas, Texas 75219, acts as the Portfolios’ investment adviser. ALM First is wholly owned by ALM First Group, LLC. Emily Hollis, CEO of ALM First Group LLC, is a control person of ALM First by reason of her ownership of greater than 25% of ALM First Group LLC. Platform ALM Holdings, LLC is a control person of ALM First by virtue of its ownership of greater than 25% of ALM First Group LLC. Platform ALM Holdings, LLC, a Delaware limited liability company, is managed by Platform Partners, a private holding company based in Houston, Texas. No individual or person owns more than 25% of Platform ALM Holdings, LLC. Vik Kalra, Senior Vice President of Platform Partners, Serves as a Director of ALM First Group, LLC. Mr. Kalra does not hold any position with the Trust.

As investment adviser, ALM First continually manages each Portfolio, including the purchase, retention and disposition of securities and other assets. The advisory agreement provides that ALM First may render similar services to others so long as its services under such agreement are not impaired thereby. The advisory agreement also provides that, subject to applicable provisions of the 1940 Act, ALM First will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the advisory agreement. The advisory agreement provides further that the Fund will indemnify ALM First against certain liabilities, including liabilities under federal and state securities laws, or, in lieu thereof, contribute to payment for resulting losses.

On December 14, 2020, shareholders of the Ultra-Short Duration Portfolio and Short Duration Portfolio approved an amended and restated investment advisory agreement (the “New Advisory Agreement”) between the Trust and ALM First that replaced the previous advisory agreement (the “Previous Advisory Agreement”) and took effect on January 31, 2021.  The New Advisory Agreement will remain in effect with respect to the Ultra-Short Duration Portfolio and Short Duration Portfolio for an initial period of two years, and will continue from year to year thereafter provided that such continuance is specifically approved at least annually (a) by the vote of a majority of the outstanding shares of such Portfolio (as defined under “Investment Restrictions”) or by a majority of the Trustees of the Fund; and (b) by a majority of the Trustees of the Fund who are not parties to the advisory agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The New Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act) and is terminable at any time with respect to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to ALM First or by ALM First on 60 days’ written notice to the Fund.

Expenses borne by the Portfolios include, subject to the limitations described in the Prospectuses, the fees payable to ALM First, CUFSLP and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), the fees and expenses of the Fund’s transfer agent, custodian and Chief Compliance Officer, filing fees for the registration and qualification of Portfolio shares under federal and state securities laws, expenses of the organization of the Portfolios, the indemnification or contribution, any costs, expenses or loss arising out of any liability of or claim for damages or other relief asserted against the Fund for violation of any law, legal, auditing and tax services fees and expenses, expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and printing and distributing of the same to the Portfolios’ shareholders and regulatory authorities, and compensation and expenses of the Trustees.

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees under the New Advisory Agreement, computed daily and payable monthly, at the following annual rates, as a percentage of each Portfolio’s average daily net assets:

Portfolio(s)	Contractual Rate Effective January 31, 2021	Actual Rate paid for the Fiscal Year Ended August 31, 2021
Ultra-Short Duration Portfolio	0.14% on the first $250 million; 0.12% between $250 million and $500 million; 0.08% between $500 million and $1 billion; and 0.06% on assets above $1 billion	0.07%
Short Duration Portfolio	0.14% on the first $250 million; 0.12% between $250 million and $500 million; 0.08% between $500 million and $1 billion; and 0.06% on assets above $1 billion	0.09%

Prior to January 31, 2021, the Investment Adviser was entitled to the following fees under the Previous Advisory Agreement, computed daily and payable monthly, at the following rates, as a percentage of the Portfolios’ combined average daily net assets:

Portfolio(s)	Contractual Rate Prior to January 31, 2021
Ultra-Short Duration and Short Duration	0.12% on first $250 million, 0.10% on next $250 million, 0.07% on remainder*

*
Contractual rate prior to January 31, 2021 was based on the aggregate average net assets of the Ultra-Short Duration and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

For the fiscal years ended August 31, 2019, August 31, 2020 and August 31, 2021, the advisory fees paid to ALM First by each Portfolio were as follows:

	2021	2020	2019
Ultra-Short Duration Portfolio	$2,013,498	$689,080	$361,038
Short Duration Portfolio	$1,059,496	$435,873	$381,594

___________

Portfolio Managers of the Portfolios – Other Accounts Managed by the Portfolio Managers

Set forth below with respect to each portfolio manager of each of the Portfolios is information concerning (a) the number of other accounts for which the portfolio manager is primarily responsible for day-to-day management and the total assets in such accounts, within each of three categories, i.e. registered investment companies, other pooled investment vehicles and other accounts, and (b) the number of accounts in each of such categories and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account.

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name of Portfolio Manager	Number Of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)	Number of Accounts	Assets Managed ($mm)
Ultra-Short Duration Portfolio and Short Duration Portfolio
Robert Perry	0	0	0	0	[__]	$[__]	0	0	0	0	0	0
Jason Haley	0	0	0	0	[__]	$[__]	0	0	0	0	0	0

___________
*	This information is as of [August 31], 2021.

Conflicts of Interest. Because the Portfolios are offered only to state and federally chartered credit unions, the Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest. For more information about conflicts of interest that may arise in connection with the portfolio manager’s management of the Portfolios’ investments and the investments of other accounts, see “ALM First Potential Conflicts of Interest for Trust for Credit Unions and Other Investment Company Accounts” below.

Portfolio Managers – Compensation

ALM First’s portfolio managers have a fixed base salary. Bonuses are based upon the company profitability, revenue growth, and client service. No compensation is based upon performance of any of the accounts.  The portfolio managers have access to a 401(k) plan in which they can contribute with an employer match of 100% up to 3% of salary and bonus and 50% for remaining percent up to 5%.  Messrs. Perry and Haley also each own a minority interest in the Investment Adviser.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Portfolios They Manage

The portfolio managers are not permitted to invest in the Portfolios, which may be purchased only by state and federally chartered credit unions.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager*
Ultra-Short Duration Portfolio
Robert Perry	None
Jason Haley	None
Short Duration Portfolio
Robert Perry	None
Jason Haley	None

*	This information is as of August 31, 2021.

Distributor

Callahan Financial Services, Inc. (“CFS”), 1001 Connecticut Avenue, NW, Suite 1001, Washington, DC 20036-5504, a Delaware corporation, serves as the distributor of the Fund. CFS, a broker-dealer registered under the Securities Exchange Act of 1934, as amended, is an affiliate of Callahan & Associates, Inc., a corporation organized under the laws of the District of Columbia, founded in 1985.

CFS has entered into a distribution agreement with the Fund to sell shares of the Portfolios upon the terms and at the current offering price described in the Prospectus. Shares of the Fund are offered and sold on a continuous basis by the distributor, acting as agent. CFS is not obligated to sell any certain number of shares of the Portfolios. CFS did not receive any compensation under the distribution agreement during the fiscal years ended August 31, 2021, August 31, 2020 and August 31, 2019.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agent servicing agreement dated as of June 7, 2018, (the “Transfer Agent Servicing Agreement”), under which U.S. Bancorp Fund Services, LLC (a) issues and redeems shares of the Fund; and (b) addresses and mails all communications.

For the fiscal year ended August 31, 2021, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid U.S. Bancorp Fund Services, LLC $178,508 and $91,208, respectively, in transfer agency fees. For the fiscal year ended August 31, 2020, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid U.S. Bancorp Fund Services, LLC $68,506 and $51,022, respectively, in transfer agency fees. For the fiscal year ended August 31, 2019, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid U.S. Bancorp Fund Services, LLC $45,043 and $39,522, respectively, in transfer agency fees.

Administration Services

As stated in the Prospectus, CUFSLP acts as administrator for the Fund. In carrying out its duties, CUFSLP has undertaken to: (a) review the preparation of reports and proxy statements to shareholders, the periodic updating of the Prospectus, this SAI and the Registration Statement and the preparation of all other reports filed with the SEC; (b) periodically review the services performed by the Investment Adviser, the custodian, the distributor and the transfer agent, and make such reports and recommendations to the Trustees of the Fund concerning the performance of such services as the Trustees reasonably request or as CUFSLP deems appropriate; (c) negotiate changes to the terms and provisions of the Fund’s advisory agreement, the custodian agreement and the Transfer Agency Agreement, to the extent requested by the Trustees of the Fund; and (d) provide the Fund with personnel to perform such executive, administrative and clerical services as may be reasonably requested by the Trustees of the Fund.

In addition, CUFSLP has undertaken to: (a) provide facilities, equipment and personnel to serve the needs of investors, including communications systems and personnel to handle shareholder inquiries; (b) develop and monitor investor programs for credit unions; (c) provide assistance in connection with the processing of share purchase and redemption orders as reasonably requested by the transfer agent or the Fund; (d) inform ALM First in connection with the portfolio management of the Fund as to anticipated purchases and redemptions by shareholders and new investors; (e) provide information and assistance in connection with the registration of the Fund’s shares in accordance with state securities requirements; (f) make available and distribute information concerning the Fund to shareholders as requested by the Fund; (g) handle shareholder problems and calls relating to administrative matters; (h) provide advice and assistance concerning the regulatory requirements applicable to credit unions that invest in the Fund; (i) provide assistance in connection with the preparation of the Fund’s periodic financial statements and annual audit as reasonably requested by the Fund or the Fund’s independent accountants; (j) furnish stationery and office supplies; and (k) generally assist in the Fund’s operations.

As compensation for its services and its assumption of certain expenses, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio	Fee
Ultra-Short Duration	0.05%
Short Duration	0.05%

For the last three fiscal years, the administration fees earned by CUFSLP were as follows:

	2021	2020	2019
Ultra-Short Duration Portfolio	$1,347,769	$406,416	$188,644
Short Duration Portfolio	$606,522	$254,265	$198,950

___________

The administration agreement will remain in effect until March 31, 2022, and will continue from year to year thereafter provided such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees; and (b) by the vote of a majority of the Trustees of the Fund who are not parties to the administration agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The administration agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Disinterested Trustees or by vote of the majority of the outstanding shares of the Portfolio (as defined under “Investment Restrictions”) on 60 days’ written notice to CUFSLP or by CUFSLP on 60 days’ written notice to the Fund. The administration agreement provides that it may be amended by the mutual consent of the Fund and CUFSLP, but the consent of the Fund must be approved by vote of a majority of the Disinterested Trustees cast in person at a meeting called for the purpose of voting on such amendment. The administration agreement will terminate automatically if assigned (as defined in the 1940 Act).

The administration agreement provides that CUFSLP will not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties, under the agreement. The agreement provides further that the Fund will indemnify CUFSLP against certain liabilities, including liabilities under the federal and state securities laws or, in lieu thereof, contribute to payment for resulting losses.

The credit unions listed below are currently the limited partners with equal interests in CUFSLP. As of [                      ], 2021, these credit unions had total assets of approximately $211 billion from 20 different states.

John Fenton, President and Chief Executive Officer
Kevin Brauer, Chief Financial Officer
Affinity Federal Credit Union

Dave Larson, President and Chief Executive Officer
Brian Volkmann, Chief Financial Officer
Affinity Plus Federal Credit Union

Derrick Ragland, President and Chief Executive Officer
Blane Mink, Chief Financial Officer
APCO Employees Credit Union

Stephanie Teubner, President and Chief Executive Officer
Neal Weber, Chief Financial Officer
Blue Federal Credit Union

Benson Porter, President and Chief Executive Officer
Melba Bartels, Chief Financial Officer
Boeing Employees Credit Union

Chuck Purvis, President and Chief Executive Officer
Tami Langston, Chief Financial Officer
Coastal Federal Credit Union

Lisa Ginter, Chief Executive Officer
Tim Saracini, Chief Financial Officer
CommunityAmerica Credit Union

Stephen Hennigan, President and Chief Executive Officer
Eric Malagamba, Chief Financial Officer
Credit Human Federal Credit Union

James Regan, President and Chief Executive Officer
Laurie LaChapelle, Chief Financial Officer
Digital Federal Credit Union

Gregory Mitchell, President and Chief Executive Officer
Marito Domingo, Chief Financial Officer
First Technology Credit Union

Brian Best, Chief Executive Officer
Brad Baker, Chief Financial Officer
GTE Financial Federal Credit Union

Donna Bland, President and Chief Executive Officer
Dustin Luton, Chief Financial Officer
The Golden 1 Credit Union

Amy Sink, President and Chief Executive Officer
Jim Henning, Chief Financial Officer
Interra Credit Union

Mark Cochran, President and Chief Executive Officer
Joe Princi, Chief Financial Officer
Jeanne D’Arc Credit Union

Brad Canfield, President and Chief Executive Officer
Trent McIlhaney, Chief Financial Officer
KeyPoint Credit Union

David Snodgrass, President and Chief Executive Officer
Kara Stuewe, Chief Financial Officer
Lake Trust Credit Union

Tom Ryan, President and Chief Executive Officer
Ingo Huemer, Chief Financial Officer
Langley Federal Credit Union

Maurice Smith, Chief Executive Officer
Garland Avant, Chief Financial Officer
Local Government Federal Credit Union

Rui Domingos, President and Chief Executive Officer
Cindy Hudson, Chief Financial Officer
MIT Federal Credit Union

Douglas M. Allman, President and Chief Executive Officer
Rhonda Bazey, Chief Financial Officer
NASA Federal Credit Union

Rick Wieczorek, President and Chief Executive Officer
Timothy Duvall, Chief Financial Officer
NIH Federal Credit Union

Paul Parrish, President and Chief Executive Officer
Steve O’Donnell, Chief Financial Officer
One Nevada Federal Credit Union

David Araujo, President & Chief Executive Officer
Michael Dvorak, Chief Financial Officer
Service Federal Credit Union

Erin Mendez, President and Chief Executive Officer
Susan Gruber, Chief Financial Officer
Patelco Credit Union

Bill Cheney, President and Chief Executive Officer
Francisco Nebot, Chief Financial Officer
SchoolsFirst Federal Credit Union

Kathy Duvall, President and Chief Executive Officer
Aaron Sato, Senior Vice President Finance & Accounting
SF Fire Credit Union

Tim Antonition, President and Chief Executive Officer
Hilary Eisbrenner, Chief Financial Officer
Space Coast Credit Union

Kevin Johnson, President and Chief Executive Officer
Julie Renderos, Executive Vice President and Chief Financial Officer
Suncoast Credit Union

Waylon Peterson, Interim President & Chief Executive Office
Todd Brown, Chief Financial Officer
Teachers Credit Union

Isaac Johnson, President & Chief Executive Officer
Rhonda Pavlicek, Executive Vice President, Chief Financial Officer
Texas Dow Employees Credit Union

Bob McKay, Chief Executive Officer
Ron Kampwerth, Chief Financial Officer
Together Credit Union

Rich Helber, President and Chief Executive Officer
Rick Shaw, Chief Financial Officer
Tropical Federal Credit Union

Jeff Kennedy, President and Chief Executive Officer
Kim Steepy, Chief Financial Officer
TwinStar Credit Union

Tony Budet, President and Chief Executive Officer, Chief Financial Officer
University Federal Credit Union

Kris VanBeek, President and Chief Executive Officer
Brett Wheeler, Chief Financial Officer
USAlliance Federal Credit Union

Tyrone Muse, President and Chief Executive Officer
Ken Burt, Chief Financial Officer
Visions Federal Credit Union

Doug Fecher, President and Chief Executive Officer
Daniel Smith, Chief Financial Officer
Wright-Patt Credit Union, Inc.

Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, provides certain administrative, fund accounting and regulatory administration services to the Fund pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each dated as of June 7, 2018 (together, “New Servicing Agreements”). For its services under the New Servicing Agreements, Fund Services is entitled to receive fees at an annual rate that is a percentage of the Portfolios’ aggregate average net assets, subject to a minimum annual fee based on the number of Portfolios.

For the fiscal year ended August 31, 2021, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid Fund Services $682,336 and $334,155, respectively, in fund accounting and administration fees.  For the fiscal year ended August 31, 2020, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid Fund Services $256,303 and $170,735, respectively in fund accounting and administration fees. For the fiscal year ended August 31, 2019, the Ultra-Short Duration Portfolio and Short Duration Portfolio paid Fund Services $125,055 and $143,011, respectively in fund accounting and administration fees.

Custodian

U.S. Bank National Association ( “U.S. Bank”) 1555 N. RiverCenter Dr., Suite 302, Milwaukee, Wisconsin 53212, serves as the Fund Custodian (“Custodian”) pursuant to a Custody Agreement (“Custodian Agreement”) dated as of June 7, 2018, under which the Custodian (a) maintains separate accounts in the name of each Portfolio; (b) holds and transfers portfolio securities on account of the Portfolios; (c) accepts receipts and makes disbursements of money on behalf of the Portfolios; (d) collects and receives all income and other payments and distributions on account of the Portfolios’ securities; and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations. The Custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. As compensation for its services under the Custodian Agreement, U.S. Bank is entitled to an Annual Fee based upon the Market Value per Fund on the average daily market value of all long securities and cash held in the Portfolios, plus a minimum annual fee per Portfolio. The Fund will also pay the custodian certain transaction fees and reimburse the Custodian for certain out-of-pocket expenses.

Independent Registered Public Accounting Firm

[________], located at [__________] serves as the Portfolios’ independent registered public accounting firm. In addition to audit services, [________] reviews the Portfolios’ federal and state tax returns, and provides assistance on accounting, internal control and related matters.

PORTFOLIO TRANSACTIONS

In connection with portfolio transactions for the Fund, which are generally done at a net price without a broker’s commission (i.e., a dealer is dealing with the Fund as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security), the Fund’s advisory agreement provides that ALM First shall attempt to obtain the best net price and the most favorable execution. On occasions when ALM First deems the purchase or sale of a security to be in the best interests of a Portfolio as well as its other customers (including any other Portfolio or other investment company or advisory account for which ALM First acts as investment adviser), the advisory agreement provides that ALM First, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ALM First in the manner it considers to be most equitable and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the size of the position obtainable for such Portfolio. To the extent that the execution and price offered by more than one dealer are believed to be comparable, the advisory agreement permits ALM First, in its discretion, to purchase and sell portfolio securities to and from dealers who provide the Fund with brokerage or research services.

The Portfolios are prohibited, in accordance with Rule 12b-1 under the 1940 Act, from compensating a broker or dealer for any promotion or sale of Fund shares by directing to such broker or dealer the Fund’s portfolio transactions or by making any payment to such broker or dealer received or to be received (which payment may include commissions, mark-ups or mark-downs or other fees) from the Fund’s portfolio transactions effected through another broker or dealer. However, the Portfolios may direct portfolio transactions to a broker or dealer that promotes or sells shares of the Fund if the Fund’s Board of Trustees approves policies and procedures designed to ensure that the selection of such brokers is not influenced by considerations about the sale of Fund shares. Accordingly, the Trustees (including a majority of the Trustees who are not interested Trustees) have approved policies permitting the Fund to direct portfolio securities transactions to a broker or dealer that promotes or sells shares of the Fund subject to the prohibitions that: (a) all persons responsible for selecting such brokers or dealers (including but not limited to trading desk personnel and portfolio managers) may not take into account in connection with their selections the promotion or sale of shares issued by the Fund or any other registered investment company, and (b) the Fund, ALM First, and CFS, as the Fund’s distributor, may not enter into any agreement or understanding under which the Fund or ALM First directs, or is expected to direct, portfolio transactions or any payment to a broker or dealer in consideration for the promotion or sale of shares of the Fund or any other registered investment company. It is anticipated that the Fund will not direct its portfolio securities transactions to a broker or dealer that promotes or sells shares issued by the Fund, except for portfolio securities transactions with ALM First (or its affiliates) pursuant to an exemptive order (or orders) issued by the SEC.

[As of August 31, 2021, the Portfolios did not hold any securities of their regular broker-dealers, as defined in Rule 10b-1 under the 1940 Act, or their parents.]

ALM FIRST POTENTIAL CONFLICTS OF INTEREST FOR
TRUST FOR CREDIT UNIONS AND OTHER
INVESTMENT COMPANY ACCOUNTS

POTENTIAL CONFLICTS OF INTEREST

The Portfolio managers are not permitted to invest in the Portfolios. ALM First has adopted reasonably designed policies and procedures to mitigate conflict of interests. It would be possible that ALM First would recommend for investment by the Portfolios and other accounts that it manages a particular security that had a limited par amount and would have to decide which client or fund would receive that particular limited offering security. A perceived conflict of interest exists for other accounts managed by ALM First which might have similar investment objectives as the TCU Portfolios, or purchase and/or sell securities that are permissible in the TCU Portfolios. Additionally, a conflict of interest could arise because ALM First knows the size, timing and possible market impact of the TCU Portfolios. It is possible that ALM First could use this information to the advantage of other accounts. As noted above, ALM First has adopted policies and procedures that it believes are reasonably designed to mitigate conflicts of interest.

TAXATION

The following is a summary of the principal U.S. federal income, and certain state and local, tax consequences applicable to the Fund and its Portfolios. This summary does not address special tax rules applicable to state and federally chartered credit unions. Each prospective shareholder is urged to consult its own tax adviser with respect to the specific federal, state and local tax consequences of investing in each Portfolio. The summary is based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and such changes may be retroactive.

General

Each Portfolio is treated as a separate entity for tax purposes, has elected to be treated as a regulated investment company and intends to qualify for such treatment for each taxable year under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Portfolio generally is exempt from U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Portfolio must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss in any year beginning on or before December 22, 2010 to offset its own capital gains, if any, during the eight years following the year of the loss. For capital losses realized in taxable years beginning after December 22, 2010, the eight-year limitation has been eliminated, so that any capital losses realized by a Portfolio in its taxable year beginning September 1, 2011 and in subsequent taxable years are permitted to be carried forward indefinitely.

On August 31, 2021, the Portfolios had the following amounts of capital loss carryforwards which may be carried forward indefinitely with the retained tax character as set forth below:

Portfolio	Short Term	Long Term
Ultra-Short Duration	$7,439,566	$5,237,653
Short Duration	$6,416,790	$1,039,975

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local

Although each Portfolio expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

OTHER INFORMATION REGARDING NET ASSET VALUE

As used in the Prospectus and this SAI, for purposes of processing purchase, redemption and exchange orders, the term “business day” refers to those days the New York Stock Exchange is open, which are Monday through Friday except for holidays. For the year 202, such holidays are: [New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively]. On those days when one of such organizations closes early, the Fund reserves the right to advance the time on that day by which purchase and redemption requests must be received to become effective, provided that the current NAV of each share shall be computed at least once on such days.

The proceeds received by each Portfolio from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio or class of shares of the Portfolio and constitute the underlying assets of that Portfolio or class of shares. The underlying assets of each Portfolio or class of shares will be segregated on the books of account, and will be charged with the liabilities in respect of such Portfolio or class of shares and with a share of the general liabilities of the Fund. Expenses of the Fund with respect to the Portfolios or classes of shares are generally allocated in proportion to the NAVs of the respective Portfolios or classes of shares except where allocations of direct expenses can otherwise be fairly made.

DESCRIPTION OF SHARES

The Declaration of Trust provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Declaration of Trust and to have become a party thereto. As mentioned in the Introduction, the Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, to designate such shares as interests in one or more separate series representing interests in different investment portfolios, and to designate one or more classes of shares of such series. Pursuant to such authority, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in two separate classes of shares of the Portfolios included in this Statement of Additional Information: TCU Shares and Investor Shares.

The Trustees have the right to establish investment portfolios and classes of shares in addition to those heretofore established. Under the terms of the Declaration of Trust, each share of each series has a par value of $0.001, represents an equal proportionate interest in a particular investment portfolio with each other share of that investment portfolio (subject to the rights and preferences with respect to separate classes of shares of that investment portfolio) and is entitled to such dividends out of the income belonging to such investment portfolio as are declared by the Trustees. Upon liquidation of an investment portfolio, shareholders thereof are entitled to share pro rata in the net assets belonging to that investment portfolio available for distribution. Shares are freely transferable and do not entitle the holder to preference, preemptive appraisal, dissenters’, conversion or exchange rights, except as the Trustees may determine with respect to any investment portfolio or class of shares. Investor Shares and TCU Shares, when issued as described in the respective Prospectus, are fully paid and non-assessable, except as expressly set forth below. In the interest of economy, certificates representing Fund shares are not issued.

As a general matter, the Fund does not hold annual or other meetings of shareholders. This is because the Declaration of Trust provides for shareholder voting only for the election of Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee holds office until the Trust terminates, except in the case of his or her death, retirement, resignation, general removal, bankruptcy or removal for incompetency or other incapacity to perform the duties of the office of a Trustee.

Any Trustee may be removed by the shareholders with or without cause at any time by vote of those shareholders holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose. The Trustees shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, or for any other matter, when requested in writing to do so by the holders of record of not less than 10% of the outstanding shares required to vote at such meeting.

In addition to Trustee election or removal as described herein, the Declaration of Trust provides for shareholder voting only: (a) with respect to any matter as to which shareholder approval is required by the 1940 Act; (b) with respect to any termination or reorganization of the Fund or any Portfolio or class or shares to the extent and as provided in the Declaration of Trust; (c) with respect to any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or the name of any investment portfolio or class of shares; adding to the Trustees’ duties and powers or the Trustees surrendering any rights or powers given to them herein; curing any ambiguity, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or making any other provisions with respect to matters or questions arising thereunder which will not be inconsistent with the provisions thereof eliminating or modifying any provision thereof which (i) incorporates, memorializes or sets forth an existing requirement imposed by or under any U.S. federal or state statute or any rule, regulation or interpretation thereof or thereunder; or (ii) any rule, regulation, interpretation or guideline of any federal or state agency, now or hereafter in effect, including without limitation requirements set forth in the 1940 Act, to the extent any change in applicable law liberalizes, eliminates or modifies any requirements; and making any other change that does not impair the exemption from personal liability of the Fund’s shareholders, Trustees, officers, employees and agents or any voting rights or other rights of shareholders prescribed by U.S. and federal laws; and to the extent deemed necessary by the Trustees to conform the Declaration of Trust to the requirements of applicable U.S. federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or if requested or required to do so, by any U.S. federal agency or by a state Blue Sky commissioner or similar official; (d) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or any Portfolio or the shareholders of either; and (e) with respect to such additional matters relating to the Fund as may be required by the 1940 Act, the Declaration of Trust, the By-Laws of the Fund, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.

Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trustees or any officer. The Declaration of Trust provides for indemnification out of Fund property of any shareholder charged or held personally liable for the obligations or liabilities of the Fund solely by reason of being or having been a shareholder of the Fund and not because of such shareholder’s acts or omissions or for some other reason. The Declaration of Trust also provides that the Fund shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (a) each share of a Portfolio or class of shares is entitled to one vote, with fractional shares being entitled to proportionate fractional votes, or (b) each dollar of net asset value (number of shares owned times net asset value per share of such Portfolio or class of shares) shall be entitled to one vote, and each fractional dollar amount shall be entitled to a proportionate fractional vote. Shares do not have cumulative voting rights. The Declaration of Trust provides that on any matter submitted to a vote of the shareholders, all shares entitled to vote, irrespective of investment portfolio or class of shares, shall be voted in the aggregate and not by investment portfolio or class except that: (a) as to any matter with respect to which a separate vote of any investment portfolio is required by the 1940 Act or is required by attributes applicable to any investment portfolio or class of shares or is required by any Rule 12b-1 plan, such requirements as to a separate vote by the investment portfolio or share class shall apply in lieu of the aggregate voting as described above; (b) in the event that the separate vote requirements referred to in (a) above apply with respect to one or more investment portfolios or classes of shares, then subject to (c) below, the shares of all other investment portfolios shall vote as a single investment portfolio; and (c) as to any matter which does not affect the interest of a particular investment portfolio, only shareholders of the affected investment portfolio shall be entitled to vote thereon.

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are identical or the matter does not affect any interest of the investment portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

Control persons are presumed to control a Portfolio for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of a Portfolio’s outstanding voting securities. As of [_____], 2021, the outstanding shares of the Ultra Short Duration Portfolio and the Short Duration Portfolio were [________] and [________], respectively. To the Trust’s knowledge, as of such date, the only entities which may have owned 5% or more of the outstanding shares of each of the Portfolios were as follows:

Registration Name	Percent (%) of Ownership
Ultra-Short Duration Portfolio (TCU Shares):

Ultra-Short Duration Portfolio (Investor Shares):

Short Duration Portfolio (TCU Shares):

Short Duration Portfolio (Investor Shares):

[Four] Trustees of the Fund are officers of credit unions that invest in the Portfolios. The approximate percentages of the Portfolios’ outstanding shares that were owned by these credit unions in the aggregate as of [_____], 2021 were as follows: Ultra-Short Duration Portfolio – [____]% (Suncoast Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, Digital Federal Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, CommunityAmerica Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, and Patelco Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares); and Short Duration Portfolio – [____]% (Digital Federal Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, Suncoast Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, CommunityAmerica Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares, and Patelco Credit Union owned [____]% of the Portfolio’s outstanding TCU Shares).

INCOME

The Portfolios each intend to declare a daily dividend (payable monthly) determined with the objective of distributing the majority of their net investment income (determined on a tax basis) while enhancing the stability of principal. Over the course of the fiscal year, dividends accrued and paid will constitute substantially all of the Portfolios’ net investment income. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will generally increase and as interest rates decline, dividends will generally be reduced). Because the Portfolios invest in mortgage-related securities that are subject to prepayments, the Fund cannot predict precisely the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above current income levels, which will constitute a return of capital.

Net investment income of each Portfolio or class of shares consists of: (i) interest accrued, discount accreted on certain Portfolio securities and any general income of the Fund allocated to such Portfolio or class of shares less (ii) the sum of premiums amortized on certain Portfolio securities and the estimated expenses of such Portfolio or class of shares. Original issue discounts (“OID”) on debt securities are accreted to interest income over the life of the security with a corresponding increase in the cost basis of that security.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. Effective starting with the fiscal year ended August 31, 2004, the Ultra-Short Duration and Short Duration Portfolios have elected to amortize market premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. Such amortization reduces taxable ordinary income available for distribution.

The net investment income of the Portfolios or classes of shares is determined by Fund Services on a daily basis. On days on which NAV is calculated, this determination is made immediately prior to the calculation of the Portfolios’ or classes of shares’ NAV.

Payment of dividends with respect to net investment income will be paid on the last calendar day of each month in additional shares of the applicable Portfolio or class of shares at the NAV per share on such day, unless cash distributions are elected, in which case payment will be made by Federal Reserve wire on the first business day of the succeeding month.

Pursuant to the provisions of the Code, each Portfolio intends to distribute substantially all of its net investment company taxable income each year. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amount of a Portfolio’s net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

ADJUSTABLE AND FIXED RATE MORTGAGE LOANS AND
MORTGAGE-RELATED SECURITIES

The Nature of Adjustable and Fixed Rate Mortgage Loans

The following is a general description of the adjustable and fixed rate mortgage loans which may be expected to underlie the mortgage-related securities in which the Portfolios may invest. The actual mortgage loans underlying any particular issue of mortgage-related securities may differ materially from those described below.

Adjustable Rate Mortgage Loans (“ARMs”). The Portfolios may invest in ARMs. ARMs included in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a fixed percentage spread over the Index Rate established for each ARM at the time of its origination. ARMs allow a Portfolio to participate in increases in interest rates through periodic increases in the securities’ coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields for the Portfolio.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments that are more or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to accumulate equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases, but may result in increased credit exposure and prepayment risks for lenders.

ARMs also have the risk of prepayments. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. The value of mortgage-related securities that are structured as pass-through mortgage securities collateralized by ARMs is less likely to rise during periods of declining interest rates than the value of fixed-rate securities during such periods. Accordingly, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment resulting in lower yields to a Portfolio. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed-rate mortgages may encourage mortgagors to refinance their ARMs to “lock-in” a fixed-rate mortgage. On the other hand, during periods of rising interest rates, the value of ARMs will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Portfolio’s investment in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates. As with fixed-rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments.

There are two main categories of indices that provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Indices commonly used for this purpose include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of ARMs held by the Portfolios and, therefore, in the net asset value of the Portfolios’ shares, will be a fraction of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

Fixed Rate Mortgage Loans. The Portfolios may invest in fixed rate mortgage loans. Generally, fixed rate mortgage loans included in mortgage pools (the “Fixed Rate Mortgage Loans”) will bear simple interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed Rate Mortgage Loans generally provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain Fixed Rate Mortgage Loans provide for a large final “balloon” payment upon maturity.

Legal Considerations of Mortgage Loans. The following is a discussion of certain legal and regulatory aspects of the ARMs and Fixed Rate Mortgage Loans expected to underlie the mortgage-related securities in which the Portfolios may invest. This discussion is not exhaustive, and does not address all of the legal or regulatory aspects affecting ARMs and Fixed Rate Mortgage Loans. These regulations may impair the ability of a mortgage lender to enforce its rights under the mortgage documents. These regulations may adversely affect the Portfolios’ investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or sponsored enterprises (“U.S. Government Securities”) by delaying the Portfolios’ receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

1.
Foreclosure. A foreclosure of a defaulted mortgage loan may be delayed due to compliance with statutory notice or service of process provisions, difficulties in locating necessary parties or legal challenges to the mortgagee’s right to foreclose. Depending upon market conditions, the ultimate proceeds of the sale of foreclosed property may not equal the amounts owed on the mortgage loan. Furthermore, courts in some cases have imposed general equitable principles upon foreclosure generally designed to relieve the borrower from the legal effect of default and have required lenders to undertake affirmative and expensive actions to determine the causes for the default and the likelihood of loan reinstatement.

2.
Rights of Redemption. In some states, after foreclosure of a mortgage loan, the borrower and foreclosed junior lienors are given a statutory period in which to redeem the property, which right may diminish the mortgagee’s ability to sell the property.

3.
Legislative Limitations. In addition to anti-deficiency and related legislation, numerous other federal and state statutory provisions, including the federal bankruptcy laws and state laws affording relief to debtors, may interfere with or affect the ability of a secured mortgage lender to enforce its security interest. For example, a bankruptcy court may grant the debtor a reasonable time to cure a default on a mortgage loan, including payment default. The court in certain instances may also reduce the monthly payments due under such mortgage loan, change the rate of interest, reduce the principal balance of the loan to the then-current appraised value of the related mortgage property, alter the mortgage loan repayment schedule and grant priority to certain liens over the lien of the mortgage loan. If a court relieves a borrower’s obligation to repay amounts otherwise due on a mortgage loan, the mortgage loan servicer will not be required to advance such amounts, and any loss may be borne by the holders of securities backed by such loans. In addition, numerous federal and state consumer protection laws impose penalties for failure to comply with specific requirements in connection with origination and servicing of mortgage loans.

4.
“Due-on-Sale” Provisions. Fixed rate mortgage loans may contain a so-called “due-on-sale” clause permitting acceleration of the maturity of the mortgage loan if the borrower transfers the property. The Garn-St. Germain Depository Institutions Act of 1982 sets forth nine specific instances in which no mortgage lender covered by that Act may exercise a “due-on-sale” clause upon a transfer of property. The inability to enforce a “due-on-sale” clause or the lack of such a clause in mortgage loan documents may result in a mortgage loan being assumed by a purchaser of the property that bears an interest rate below the current market rate.

5.
Usury Laws. Some states prohibit charging interest on mortgage loans in excess of statutory limits. If such limits are exceeded, substantial penalties may be incurred and, in some cases, enforceability of the obligation to pay principal and interest may be affected.

6.
Recent Governmental Action and Proposed Legislation and Regulation. The rise in the rate of foreclosures of properties in certain states or localities has resulted in legislative, regulatory and enforcement action in such states or localities seeking to prevent or restrict foreclosures, particularly in respect of residential mortgage loans. Actions have also been brought against issuers and underwriters of residential mortgage-related securities collateralized by such residential mortgage loans and investors in such residential mortgage-related securities. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-related securities. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process could increase the costs of such foreclosures or exercise of other remedies in respect of residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans which collateralize mortgage-related securities held by the Portfolios, and consequently, could adversely impact the yields and distributions a Portfolio may receive in respect of its ownership of mortgage-related securities collateralized by residential mortgage loans. For example, the Helping Families Save Their Homes Act of 2009 authorizes bankruptcy courts to assist bankrupt borrowers by restructuring residential mortgage loans secured by a lien on the borrower’s primary residence. Bankruptcy judges are permitted to reduce the interest rate of the bankrupt borrower’s residential mortgage loan, extend its term to maturity to up to 40 years or take other actions to reduce the borrower’s monthly payment. As a result, the value of, and the cash flows in respect of, the mortgage-related securities collateralized by these residential mortgage loans may be adversely impacted, and, as a consequence, a Portfolio’s investment in such mortgage-related securities could be adversely impacted. Other federal legislation, including the Home Affordability Modification Program (“HAMP”), encourages servicers to modify residential mortgage loans that are either already in default or are at risk of imminent default. Furthermore, HAMP provides incentives for servicers to modify residential mortgage loans that are contractually current. This program, as well as other legislation and/or governmental intervention designed to protect consumers, may have an adverse impact on servicers of residential mortgage loans by increasing costs and expenses of these servicers while at the same time decreasing servicing cash flows. Such increased financial pressures may have a negative effect on the ability of servicers to pursue collection on residential mortgage loans that are experiencing increased delinquencies and defaults and to maximize recoveries on the sale of underlying residential mortgaged properties following foreclosure. Other legislative or regulatory actions include insulation of servicers from liability for modification of residential mortgage loans without regard to the terms of the applicable servicing agreements. The foregoing legislation and current and future governmental regulation activities may have the effect of reducing returns to a Portfolio to the extent it has invested in mortgage-related securities collateralized by these residential mortgage loans.

Mortgage-Related Securities

Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The investment characteristics of adjustable and fixed rate mortgage-related securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal of mortgage-related securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Portfolio purchases mortgage-related securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect, increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-related securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

Prepayments on a pool of mortgage loans are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors (such as changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ equity in the mortgage properties and servicing decisions). The timing and level of prepayments cannot be predicted. A predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on outstanding mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). Generally, prepayments on mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by a Portfolio are likely to be greater during a period of declining mortgage interest rates. If general interest rates decline, such prepayments are likely to be reinvested at lower interest rates than the Portfolio was earning on the mortgage-related securities that were prepaid. Due to these factors, mortgage-related securities may be less effective than U.S. Treasury and other types of debt securities of similar maturity at maintaining yields during periods of declining interest rates. Because the Portfolios’ investments are interest-rate sensitive, each Portfolio’s performance will depend in part upon the ability of a Portfolio to anticipate and respond to fluctuations in market interest rates and to utilize appropriate strategies to maximize returns to the Portfolio, while attempting to minimize the associated risks to its investment capital. Prepayments may have a disproportionate effect on certain mortgage-related securities and other multiple class pass-through securities, which are discussed below.

The rate of interest paid on mortgage-related securities is normally lower than the rate of interest paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as the Government National Mortgage Association (“GNMA”), and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-related securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-related securities and this delay reduces the effective yield to the holder of such securities.

The issuers of certain mortgage-backed obligations may elect to have the pool of mortgage loans (or indirect interests in mortgage loans) underlying the securities treated as a real estate mortgage investment conduit (“REMIC”), which is subject to special federal income tax rules.

A description of the types of mortgage-related securities in which the Portfolios may invest is provided below. The descriptions are general and summary in nature, and do not detail every possible variation of the types of securities that are permissible investments for the Portfolios.

1. Government Mortgage-Related Securities

As stated in the Prospectus, certain mortgage-related securities acquired by the Portfolios will be issued or guaranteed by the U.S. government or one of its agencies, instrumentalities or sponsored enterprises, such as GNMA, the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) (collectively, “Government Mortgage-Related Securities”). Each Portfolio may invest in Government Mortgage-Related Securities. GNMA securities are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. government; however, because of the ability of FNMA and FHLMC to borrow from the U.S. Treasury Department (the “Treasury”), historically they have generally been viewed by the market as high quality securities with low credit risks. There are several types of guaranteed mortgage-related securities currently available, including guaranteed mortgage pass-through certificates and multiple-class securities, which include guaranteed REMIC and CMO pass-through certificates. The Portfolios will be permitted to invest in other types of Government Mortgage-Related Securities that may be available in the future to the extent such investment is consistent with their respective investment policies and objectives. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in Government Mortgage-Related Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating Federal sponsorship of FNMA and FHLMC. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of Government Mortgage-Related Securities and the Portfolios’ liquidity and value. In addition, many U.S. Government Securities purchased by the Portfolios, including those issued by FNMA and FHLMC, are not backed by the full faith and credit of the United States. The maximum potential liability of FNMA and FHLMC may greatly exceed their current resources, including their legal right to support from the Treasury.

GNMA Certificates. GNMA is a wholly owned corporate instrumentality of the United States. GNMA is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the Veterans Administration (“VA”), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, GNMA is authorized to borrow from the Treasury in an unlimited amount. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on GNMA certificates.

FNMA Certificates. FNMA is a stockholder-owned corporation chartered under an act of the United States Congress. Generally, FNMA Certificates are issued and guaranteed by FNMA and represent an undivided interest in a pool of mortgage loans (a “Pool”) formed by FNMA. A Pool consists of residential mortgage loans either previously owned by FNMA or purchased by it in connection with the formation of the Pool. The mortgage loans may be either conventional mortgage loans (i.e., not insured or guaranteed by any U.S. government agency) or mortgage loans that are either insured by the FHA or guaranteed by the VA. However, the mortgage loans in FNMA Pools are primarily conventional mortgage loans. The lenders originating and servicing the mortgage loans are subject to certain eligibility requirements established by FNMA.

FNMA has certain contractual responsibilities. With respect to each Pool, FNMA is obligated to distribute scheduled installments of principal and interest after FNMA’s servicing and guaranty fee, whether or not received, to certificate holders. FNMA is also obligated to distribute to holders of certificates an amount equal to the full principal balance of any foreclosed mortgage loan, whether or not such principal balance is actually recovered. The obligations of FNMA under its guaranty of the FNMA certificates are obligations solely of FNMA. See “Recent Events Relating to FHLMC and FNMA.”

FHLMC Certificates. FHLMC is a publicly held U.S. government sponsored enterprise. A principal activity of FHLMC currently is the purchase of first lien, conventional, residential and multi-family mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily FHLMC certificates. A FHLMC certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a “FHLMC certificate group”) purchased by FHLMC.

FHLMC guarantees to each registered holder of a FHLMC certificate the timely payment of interest at the rate provided for by such certificate (whether or not received on the underlying loans). FHLMC also guarantees to each registered certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of FHLMC under its guaranty of FHLMC certificates are obligations solely of FHLMC. See “Recent Events Relating to FHLMC and FNMA.”

The mortgage loans underlying the FHLMC certificates will consist of adjustable rate or fixed rate mortgage loans with original terms of maturity of up to forty years. These mortgage loans are usually secured by first liens on one to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the law creating FHLMC. A FHLMC certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another FHLMC certificate group.

2. Multiple Class Pass-Through Securities and Collateralized Mortgage Obligations

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be Government Mortgage-Related Securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests, including those described below.

Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until all other certificates having an earlier final scheduled distribution date have been retired and such Z-Bonds are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of a CMO (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the CMOs. If prepayment rates stay within a specified range, the scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

FNMA CMOs are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute the principal balance of each class of CMO in full, whether or not sufficient funds are otherwise available.

For FHLMC CMOs, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on PCs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction but the receipt of the required payments may be delayed. FHLMC also guarantees timely payment of principal on certain PCs, referred to as “Gold PCs.”

Some CMOs may have interest rates that reset periodically. Some of these interest rates may be leveraged in that new rates are based on a multiple of a specified index or change inversely to changes in a specified index. Some CMOs may be subject to an interest rate cap or floor, which limit the maximum or minimum rates paid on the CMO.

The Portfolios may not invest in stripped mortgage-backed securities (“SMBS”) or securities that represent interests in SMBS except as follows. The Portfolios may invest in and hold exchangeable collateralized mortgage obligations (exchangeable CMOs) representing beneficial ownership interests in one or more interest-only classes of a CMO (“IO CMOs”) or principal-only classes of a CMO (“PO CMOs”) if:

(i)
At the time of purchase, the ratio of the market price to the remaining principal balance is between 0.8 and 1.2, meaning that the discount or premium of the market price to par must be less than 20 points; and

(ii)
The offering circular or other official information available at the time of purchase indicates that the notional principal on each underlying IO CMO should decline at the same rate as the principal on one or more of the underlying non-IO CMOs, and that the principal on each underlying PO CMO should decline at the same rate as the principal, or notional principal, on one or more of the underlying non-PO CMOs.

The Portfolios may exercise the exchange option of an exchangeable CMO only if all of the underlying CMOs are permissible investments for the Portfolio. In addition, the Portfolios may accept an exchangeable CMO representing beneficial ownership interests in one or more IO CMOs or PO CMOs as an asset associated with an investment repurchase transaction or as collateral in a securities lending transaction. When the exchangeable CMO is associated with one of these two types of transactions, it need not conform to the conditions stated above.

Events Relating to the Mortgage-Related Securities Markets and the Overall Economy

The unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market in 2008-2009 resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Recently, the global markets have also seen an increase in volatility due to uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union (“EU”), including Greece, Spain, Portugal, Ireland and Italy, as well as the sustainability of the EU itself. In June of 2016, the United Kingdom held a referendum election and voters elected to withdraw from the EU. The United Kingdom withdrew from the EU on January 31, 2020 (“Brexit”). Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member countries of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Portfolios. Additionally, a lack of credit liquidity, adjustments of mortgages to higher rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions, coupled with high levels of real estate inventory and elevated incidence of underwater mortgages, may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-related securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in value of such mortgage-related securities, including the mortgage-related securities owned by the Portfolios.

The U.S. government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation (the “FDIC”) and other governmental and regulatory bodies have taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act” (the “Dodd-Frank Act”), which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC, which, if enacted, would significantly alter the manner in which asset-backed securities, including mortgage-related securities, are issued. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on any of the mortgage-related securities held by the Portfolios is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of any mortgage-related securities held by the Portfolios. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Among its other provisions, the Dodd-Frank Act creates a liquidation framework under which the FDIC may be appointed as receiver following a “systematic risk determination” by the Secretary of the Treasury (in consultation with the President) for the resolution of certain nonbank financial companies and other entities, defined as “covered financial companies,” and commonly referred to as “systemically important entities,” in the event such a company is in default or in danger of default and the resolution of such a company under other applicable law would have serious adverse effects on the financial stability in the United States, and also for the resolution of certain of their subsidiaries. No assurances can be given that this new liquidation framework would not apply to the originators of asset-backed securities, including mortgage-related securities, or their respective subsidiaries, including the issuers and depositors of such securities, although the expectation embedded in the Dodd-Frank Act is that the framework will be invoked only very rarely. Recent guidance from the FDIC indicates that such new framework will largely be exercised in a manner consistent with the existing bankruptcy laws, which is the insolvency regime that would otherwise apply to the sponsors, depositors and issuing entities with respect to asset-backed securities, including mortgage-related securities. The application of such liquidation framework to such entities could result in decreases or delays in amounts paid on, and hence the market value of, the mortgage-related or asset-backed securities that are owned by a Portfolio.

An increase in delinquencies, defaults and losses on residential mortgage loans may affect the performance of the mortgage-related securities in which the Portfolios may invest. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. In addition, a decline in housing prices and appraisal values may result in additional increases in delinquencies and losses on mortgage-related securities generally (including the mortgage-related securities in which the Portfolios may invest as described above).

The foregoing adverse changes in market conditions and regulatory climate may reduce the cash flow which the Portfolios investing in such mortgage-related securities receive from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-related securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Portfolios, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-related securities (including the mortgage-related securities in which the Portfolios may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Portfolios may experience further declines after they are purchased by the Portfolios.

OTHER INVESTMENT PRACTICES, SECURITIES AND RISKS

Each of the Portfolios has a distinct investment objective and policies. The Portfolios are diversified, open-end management investment company (as defined in 1940 Act). Additional information about the Portfolios, their policies, and the investment instruments they may hold, is provided below.

U.S. Government Securities

The Portfolios may invest in U.S. government securities, which are securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the Treasury, (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer.  The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. government may be unable to pay debts when due.

U.S. Treasury obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”).

U.S. Government Securities are deemed to include (to the extent consistent with the 1940 Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

Custodial Receipts

The Portfolios may invest in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, sponsored enterprises, political subdivisions or authorities. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). For certain securities law purposes, custodial receipts are not considered U.S. Government Securities.

Lending of Portfolio Securities

The Portfolios may seek to increase their income by lending portfolio securities to institutions, such as banks and broker-dealers. These loans will be continuously and fully collateralized (with a perfected first priority) by cash, cash equivalents or U.S. Government Securities in an amount at least equal to the market value of the securities loaned. Each Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. A Portfolio may lend its securities only pursuant to a written loan and security agreement with the borrower and must receive written confirmation of any loan. Any investments purchased with the cash (as well as other cash received in connection with the loan) must be permissible for federally-chartered credit unions and must mature no later than the maturity of the transaction. For the duration of a loan, each Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. Each Portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but each Portfolio will have the right to call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by ALM First to be of good standing, and when, in its judgment, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If ALM First determines to make securities loans, it is expected that during the current fiscal year such loans will not exceed 5% of a Portfolio’s net assets.

Bank Obligations

The Portfolios may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. or foreign banks with total assets exceeding $1 billion but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder. Bank obligations may include certificates of deposit, bankers’ acceptances, bank notes, deposit notes, and other obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Obligations of foreign branches of U.S. banks include fixed time deposits. Generally, fixed time deposits are not payable until maturity but may permit early withdrawal subject to penalties, which vary depending upon market conditions and the remaining maturity of the obligations.

The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Obligations of foreign branches of U.S. banks involve investment risks in addition to those of domestic obligations of domestic issuers, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations or that deposits may be seized or nationalized.

Municipal Instruments

To the extent consistent with their investment objectives and strategies, the Portfolios may invest in municipal instruments. Opinions relating to the validity of municipal instruments and to federal and state tax issues relating to these securities are rendered by bond counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to the Investment Adviser. Neither the Trust nor the Investment Adviser will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.

Municipal instruments generally are issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They also are issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds also are issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities.

State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond usually is directly related to the credit standing of the private user of the facility involved.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, asset-backed securities such as custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participation in a lease, an installment purchase contract, or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. The Investment Adviser will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be canceled.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually will be obtained by the issuer of the municipal instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. Moreover, the insurers’ exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Portfolio’s investments. Having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar period of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Portfolio or its shareholders from losses caused by declines in a bond’s market value.

Municipal instruments purchased by the Portfolios may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. A change in the credit quality of these banks and financial institutions could, therefore, cause loss to a Portfolio that invests in municipal instruments. Letters of credit and other obligations of foreign financial institutions may involve certain risks in addition to those of domestic obligations.

Inverse Floating Rate Securities

The Portfolios may, to the extent permitted by the National Credit Union Administration (“NCUA”), invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

Repurchase Agreements and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements with securities dealers and banks. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time. The Portfolios generally intend to enter into repurchase agreements that terminate within seven days’ notice by a Portfolio. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the securities, and will not be related to the coupon rate of the purchased securities. During the term of the repurchase agreement, ALM First will require the seller to maintain the value of the securities subject to the agreement in an amount that equals or exceeds the repurchase price.

For purposes of the 1940 Act, and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the securities. It is not clear whether for other purposes a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that a Portfolio does not have a perfected security interest in the securities, the Portfolio may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that ALM First believes follow customary securities industry practice with respect to repurchase agreements; however, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Portfolio may not recover the full amount it paid for the securities.

A Portfolio that enters into a repurchase agreement bears the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price. The Portfolio would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Typically, the counterparty under the terms of the agreement is able to rehypothecate, resell or repledge the security. Whenever a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid portfolio securities until the repurchase date that are equal in value to the repurchase price (including accrued interest). The Portfolios will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements may be considered to be borrowings by the Portfolios under the 1940 Act.

Certain Additional Information with Respect to FHLMC and FNMA

The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of FHLMC and FNMA to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors, and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of FHLMC and FNMA which established the Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA, which stock was issued in connection with financial contributions from the Treasury to FHLMC and FNMA. The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of this senior preferred stock placed significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered FNMA and FHLMC’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in FNMA fell below the NYSE minimum average closing price of $1 for more than 30 days.

The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by the Portfolio.

Other Investment Companies

The Short Duration Portfolio may invest in securities of other investment companies subject to the limitations prescribed by the 1940 Act and the rules thereunder. These limitations generally include a prohibition on the Portfolio acquiring more than 3% of the voting securities of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment companies will have investment objectives, policies and/or restrictions that limit their investments to those authorized for federally chartered credit unions. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Portfolio may invest include money market funds which the Investment Adviser, ALM First or any of their affiliates serves as investment adviser, administrator or distributor.

Zero Coupon Securities

The Portfolios may purchase zero coupon securities as described in the Prospectus that are issued at a discount to their face value. The zero coupon securities will not have maturity dates of more than ten years from the settlement date. The discount approximates the total amount of interest the securities will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but some also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that provide for regular payments of interest. Each Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

When-Issued Transactions

Each Portfolio may purchase or sell securities in when-issued transactions. In when-issued transactions, the payment obligation and the interest rate are fixed on the trade date, although no interest accrues to the purchaser prior to the settlement date. Consistent with the requirements of the 1940 Act, securities purchased on a when-issued basis are recorded as an asset (with the purchase price being recorded as a liability) and are subject to changes in value based upon changes in the general level of interest rates. At the time of delivery of the security, the value may be more or less than the transaction price. To the extent that a Portfolio remains substantially fully invested at the same time that it has entered into such transactions, which it would normally expect to do, there will be greater fluctuations in the market value of its net assets than if such Portfolio set aside cash to satisfy its purchase commitment. However, the Portfolio will segregate liquid assets at least equal in value to commitments for when-issued securities. When a Portfolio engages in a commitment to purchase or sell securities, the Portfolio relies on the seller or buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous.

Mortgage Dollar Rolls

The Portfolios may enter into mortgage dollar rolls in which a Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date. Delivery for all purchases and sales of securities will be by regular-way settlement. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. All cash proceeds will be invested in instruments that are permissible investments for a Portfolio. Such Portfolio will segregate until the settlement date cash, U.S. Government Securities or other liquid assets in an amount equal to the forward purchase price.

Mortgage dollar rolls involve the following risks: (a) if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the mortgage-related securities may be restricted; and (b) the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held.  Successful use of mortgage dollar rolls may depend upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.  For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed. The use of this technique may diminish the investment performance of a Portfolio compared with what such performance would have been without the use of mortgage dollar rolls.

Portfolio Turnover

Each Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Portfolio will vary from year to year.

A Portfolio may sell an instrument soon after its acquisition if ALM First believes that such disposition is consistent with attaining the investment objectives of the Portfolio. Instruments held by a Portfolio may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such instruments.

Portfolio turnover rate is computed by dividing the lesser of the amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year, and includes purchase and sale transactions entered into in connection with mortgage dollar rolls. A 100% turnover rate would occur, for example, if all of the securities held in such Portfolio were sold and replaced within one year. The rate at which Portfolio transactions occur will depend upon ALM First’s perception of how market conditions will affect such Portfolio.

ALM First will not consider portfolio turnover a limiting factor in making investment decisions for a Portfolio consistent with such Portfolio’s investment objective and such Portfolio’s investment management policies. A higher degree of portfolio turnover results in increased transaction costs to such Portfolio in the form of dealer spreads.

The portfolio turnover rate for each of the Portfolios for the most recent fiscal years ended August 31 was as follows:

	Portfolio Turnover for Fiscal Year Ended August 31,
	2021	2020
Ultra-Short Duration Portfolio	26%	25%

Short Duration Portfolio	311%	112%

ALM First does not target a specific level of portfolio turnover and philosophically avoids trading in and out of securities in order to avoid recognizing the bid-ask spread. Over the fiscal year ended August 31, 2021, the portfolio turnover for the Short Duration Portfolio increased due to [                             ].

Federal Funds

The Portfolios may make unsecured loans of federal funds to U.S. and foreign banks with total assets exceeding $1 billion to the extent permitted by the Federal Credit Union Act and the rules and regulations thereunder. The Portfolios’ federal funds loans must also meet the following requirements: (a) the accounts of the borrowing bank must be insured by the Federal Deposit Insurance Corporation; (b) the interest received from the loan must be at the market rate for federal funds transactions; and (c) the transaction must either have a maturity of one or more business days or the Portfolio must be able to require repayment at any time.

Loans of federal funds rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Federal funds are funds held by a regional Federal Reserve Bank for the account of a Fed Member Bank. A loan of federal funds is an unsecured loan at a negotiated interest rate for a negotiated time period, generally overnight, of federal funds by one Fed Member Bank to another. Since, pursuant to an exemption, the borrowing Fed Member Bank is not required to maintain reserves on the borrowed federal funds, the interest rate it pays on such loans is generally higher than the rate it pays on other deposits of comparable size and maturity that are subject to reserve requirements. In addition, a “depository institution” or other exempt institution such as the Fund may under Regulation D of the Board of Governors of the Federal Reserve System in effect make loans of federal funds by instructing a correspondent or other willing Fed Member Bank at which it maintains an account to loan federal funds on its behalf.

Special Note Regarding Market Events

An outbreak of respiratory disease (“COVID-19”) caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally and has continued throughout 2020 and 2021. Although vaccines have been developed and deployed, the COVID-19 pandemic and subsequent variants have resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of COVID-19 and its variants may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Funds’ performance.

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the Portfolios’, the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ holdings.

Cybersecurity Risk

The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Portfolios or their Investment Adviser, Administrator, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolios may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investment in such companies to lose value.

INVESTMENT RESTRICTIONS

Except as stated in this section or elsewhere in the Prospectus or this SAI, all investment policies of the Portfolios are non-fundamental and may be changed without shareholder approval.

The investment objective of each Portfolio as stated in the Prospectus is fundamental and may be changed only with the approval of the holders of a majority of the outstanding shares of the affected Portfolio as described below. In addition, the Fund has adopted the following enumerated fundamental investment restrictions, none of which may be changed with respect to a Portfolio without the approval of the holders of a majority of the outstanding shares of the Portfolio as described below. The Fund may not:

(1)
   Invest any one Portfolio in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of such Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of (a) in the case of the Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or repurchase agreements by such Portfolio of securities collateralized by such obligations; or (b) in the case of the Ultra-Short Duration Portfolio, investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers’ acceptances and bank repurchase agreements; and provided further that during normal market conditions the Short Duration Portfolio intends to invest at least 25% of the value of its total assets in mortgage-related securities.   Note: The current position of the staff of the SEC is that only the Government Money Market Portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Fund intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.

(2)
   Invest any one Portfolio in the instruments of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such investment, more than 5% of the value of such Portfolio’s total assets would be invested in the instruments of such issuer, except that (a) up to 25% of the value of the total assets of the Ultra-Short Duration Portfolio may be invested in repurchase agreements, certificates of deposit, bankers’ acceptances, time deposits and federal funds without regard to such 5% limitation; (b) up to 25% of the value of the total assets of the Short Duration Portfolio may be invested without regard to such 5% limit; and (c) such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities.

(3)
   Make loans, except through (a) the purchase of debt obligations in accordance with each Portfolio’s investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with the investment objectives of each Portfolio; (c) the lending of federal funds to qualified financial institutions in accordance with the investment objectives of each Portfolio; and (d) the lending of securities in accordance with the investment objectives of the Portfolios.

(4)	Borrow money, except as a temporary measure, and then only in amounts not exceeding one-third of the value of the Portfolio’s net assets.
(5)	Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.
(6)
   Purchase or sell real estate, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7)	Purchase or sell commodities or commodity contracts.
(8)
   Purchase any voting securities except of investment companies (closed-end investment companies in the case of the Ultra-Short Duration Portfolio) solely to the extent permitted by the 1940 Act, or invest in companies for the purpose of exercising control or management. Subject to certain exceptions, the 1940 Act contains a prohibition against the Fund’s investing more than 5% of its total assets in the securities of another investment company, investing more than 10% of its assets in securities of such investment company and all other investment companies or purchasing more than 3% of the total outstanding voting stock of another investment company.

(9)	Act as an underwriter of securities.
(10)
   Issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) borrowing of money to the extent permitted herein; or (b) purchasing securities on a when-issued or forward commitment basis.

(11)	Purchase any security on margin (except for forward commitment or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).
(12)	Make short sales of securities or maintain a short position.
(13)	Write, purchase or sell puts, calls or combinations thereof.

With respect to the first fundamental investment limitation above, the Ultra-Short Duration Portfolio has adopted a non-fundamental policy that it may not invest more than 25% of the value of its total assets in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of the Ultra-Short Duration Portfolio’s investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or repurchase agreements by such Portfolio or securities collateralized by such obligations.

Borrowings by the Fund (if any) are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of the Portfolios by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If, due to market fluctuations or other reasons, the total assets of a Portfolio fall below 300% of its borrowings, the Fund will promptly reduce the borrowings of such Portfolio in accordance with the 1940 Act. No purchases of securities will be made if borrowings exceed 5% of the value of the applicable Portfolio’s assets.

Effective April 26, 2021, the Portfolios entered into an uncommitted, secured 364-day line of credit (the “Credit Facility”) with U.S. Bank in the maximum amount of $500,000,000. Prior to April 26, 2021, each of the Portfolios had entered into an uncommitted line of credit (each a “Prior Credit Facility,” and together the “Prior Credit Facilities”) with U.S. Bank. The Ultra-Short Duration Portfolio’s Prior Credit Facility provided for a $203,000,000 uncommitted, secured 364-day line of credit and the Short Duration Portfolio’s Prior Credit Facility provided for a $124,000,000 uncommitted, secured 364-day line of credit. The annual interest rate charged on borrowings under both the Credit Facility and the Prior Credit Facilities equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%. Borrowing results in interest expense and other fees and expenses for the Portfolio that may impact the Portfolio’s expenses, including any net expense ratios. The costs of borrowing may reduce the Portfolio’s yield.

The prohibition against short sales and short positions does not include transactions sometimes referred to as “short sales against the box” where the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

As used in the Prospectus and this SAI with respect to a change in investment objective or fundamental investment restrictions, the approval of an investment advisory agreement or the approval of a distribution agreement, the term “majority of the outstanding shares” of either the Fund or a particular Portfolio of the Fund means the vote of the lesser of (a) 67% or more of the shares of the Fund or such Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund or such Portfolio.

As stated in the Prospectus, investments purchased by the Portfolios before January 1, 1998 (the effective date of certain amendments to the Rules and Regulations of the NCUA) will be governed by the Rules and Regulations in effect when purchased, and the Portfolios may continue to hold such investments after such date subject to compliance with such former Rules and Regulations. Among other things, prior to January 1, 1998, a Portfolio could also purchase a stripped mortgage-backed security to reduce the interest rate risk of its holdings.

CALCULATION OF PERFORMANCE QUOTATIONS

From time to time, quotations of the yields and the total returns of the Portfolios may be quoted in advertisements or communications to shareholders. These advertisements and communications may be part of marketing activities conducted by either or both of the Fund’s distributors on behalf of the Portfolios. The performance figures are based on historical earnings and are not intended to indicate future performance. Yield and total return data will be calculated separately for TCU Shares and Investor Shares. These performance figures are calculated in the following manner.

Yield – The yields of the Portfolios are calculated by dividing the net investment income per share (as described below) earned by a Portfolio during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio’s net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Yield = 2[([(a-b)/cd]+1)6-1]

Where:

a=	dividends and interest earned during the period.

b=	expenses accrued for the period (net of fee waivers).

c=	the average daily number of shares outstanding during the period that were entitled to receive dividends.

d=	the maximum offering price per share on the last day of the period.

Except as noted below, interest earned on debt obligations held by a Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to mortgage-related obligations which are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

The net investment income used for purposes of determining yield may differ from net income used for accounting purposes.

Total Return – The total return of a Portfolio is calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a Portfolio over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. The Fund may also advertise from time to time the total return of a Portfolio on a year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Each Portfolio computes average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

P(1+T)n =ERV

Where:

T =	average annual total return.

ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

p =	hypothetical initial payment of $1,000.

n =	period covered by the computation, expressed in terms of years.

Each Portfolio computes aggregate total return by determining the cumulative rate of return during a specified period that likewise equates the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

T=(ERV/P)-1

Under the methods prescribed by the SEC, standardized calculations of average annual total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period (although a Portfolio may also publish non-standardized calculations without this assumption). Calculations of aggregate total return also normally assume the reinvestment of all dividends and capital gains distributions on the reinvestment date during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Year-to-year total return is calculated in a similar manner.

Each of the Portfolios may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by dividing the total distribution per share by the maximum offering price on the last day of the period and then annualizing such amount.

Performance information is based on historical results and is not intended to indicate future performance. Yield, total return and distribution rates will vary based on changes in market conditions, the level of interest rates, and Portfolio or class expenses. The value of shares of the Portfolios will fluctuate, and an investor’s shares may be worth more or less than their original cost upon redemption.

DISTRIBUTION PLAN FOR INVESTOR SHARES

As described in the Prospectus for Investor Shares, the Trust has adopted, on behalf of Investor Shares of each Portfolio, a distribution plan (the “Plan”). See “Distribution and Service Fees – What are the distribution and service fees paid by the Fund’s Investor Shares?” in the Prospectus. The fees payable under the Plan are subject to Rule 12b-1 under the 1940 Act and finance distribution and/or administrative support services that are provided to investors in the Portfolios.

The Plan for each Portfolio’s Investor Shares was approved on March 23, 2012 by vote of a majority of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of approving the Plan.

The compensation for distribution and/or administrative support services payable under the Plan to CFS may not exceed 0.25% per annum of a Portfolio’s average daily net assets attributable to Investor Shares of such Portfolio. The Fund currently limits each Portfolio’s Plan fees to 0.03% of the average daily net assets attributable to Investor Shares of each Portfolio.

The Plan is a compensation plan which provides for payment of a specified fee without regard to the expenses actually incurred by CFS. If such fee exceeds CFS’ expenses, CFS may realize a profit from these arrangements. Under the Plan, CFS may also make periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants and estate planning firms (each a “Distribution/Service Organization”) with respect to a Portfolio’s Investor Shares beneficially owned by customers for whom the Distribution/Service Organization is the Distribution/Service Organization of record.

Payments to CFS under the Plan may also be used by CFS to compensate Distribution/Service Organizations for administrative support services provided to their customers who are the record or beneficial owners of Investor Shares of the Portfolios. These administrative and support services may include but are not limited to: (i) processing dividend and distribution payments for the Fund on behalf of its customers; (ii) providing periodic statements to customers showing their positions in Investor Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries; (v) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vi) forwarding to customers proxy statements and proxies containing any proposals regarding the Plan; (vii) providing customers with a service that invests assets of their accounts in Investor Shares pursuant to specific or pre-authorized instructions; (viii) establishing and maintaining accounts and records relating to transactions in Investor Shares; (ix) assisting customers in changing dividend or distribution options, account designations and addresses; or (x) other similar services requested by the Fund.

The Plan will remain in effect until March 31, 2022 and from year to year thereafter, provided that such continuance is approved annually by a majority of the Board of Trustees, including a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, cast in person at a meeting called for the purpose of voting on the approval of the Plan.

During the fiscal year ended August 31, 2021, (i) Investor Shares of the Ultra-Short Duration Portfolio paid fees of $471,655 pursuant to the Plan, including $12,889 paid as compensation to Distribution/Service Organizations and $458,766 paid to CFS for marketing, and (ii) Investor Shares of the Short Duration Portfolio paid fees of $140,660 pursuant to the Plan, including $34,916 paid as compensation to Distribution/Service Organizations and $105,744 paid to CFS for marketing.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Fund has adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders and to address the conflicts between the interests of shareholders and the Fund’s service providers. The policy provides that neither a Portfolio nor any of the Fund’s officers or Trustees, nor the Investment Adviser, the Fund’s distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Portfolio’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Portfolio’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Portfolio nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Portfolio’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Fund’s Chief Compliance Officer. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Fund will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, investors and intermediaries that sell shares of the Fund) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that a Portfolio has a legitimate business purpose for doing so and ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. Portfolio holdings disclosures may be made to certain independent reporting agencies recognized by the SEC to be acceptable agencies for the reporting of industry statistical information. Such disclosures should be made in accordance with the antifraud provisions of the federal securities laws and in accordance with the Adviser’s fiduciary duties to Fund shareholders. Independent reporting agency means an agency that provides unbiased information about mutual funds, including fund comparisons, performance rankings, risk assessment and other analyses, to assist investors in making informed investment decisions. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; CFS and CUFSLP; Fund Services; the Fund’s independent registered public accounting firm, T[________]; the Fund’s custodian, U.S. Bank N.A.; the Fund’s legal counsel, Faegre Drinker Biddle & Reath LLP; the Fund’s financial printer, Dixon MRD & Co.; and independent legal counsel to the Fund’s Independent Trustees, Nisen & Elliott, LLC. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Portfolios only with the permission of Fund Representatives that have been approved by the Board of Trustees. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund publishes on its website (www.trustcu.com) month-end selected portfolio holdings information for the Portfolios, which may include asset allocation or sector/sub-sector allocation, credit quality/issuer allocation and average maturity or duration, subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. The Portfolios may also publish complete portfolio holdings on the Fund’s website as of the end of each fiscal quarter, subject to a thirty calendar-day lag. Each of the Portfolios may publish complete portfolio holdings more frequently than on a fiscal quarter basis, if the Portfolio has a legitimate business purpose for doing so.

Under the policy, the Chief Compliance Officer will periodically supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this SAI, only the Chief Compliance Officer is authorized to disclose portfolio holdings information.

Miscellaneous

The Registration Statement including the exhibits filed therewith may be examined at the offices of the SEC in Washington, D.C. Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

Capitalized terms, to the extent not otherwise defined herein, shall have the meanings as assigned to them in the Prospectus.

FINANCIAL STATEMENTS

The financial statements and related report of [                                             ], an independent registered public accounting firm, contained in the Portfolios’ [ ] (the “Annual Report”) are hereby incorporated by reference. The financial statements in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other parts of the annual report are incorporated herein by reference. Copies of the Annual Report accompany or have preceded this SAI and may be obtained without charge by writing to Callahan Credit Union Financial Services Limited Liability Limited Partnership, 1001 Connecticut Ave., NW, Suite 1001, Washington, DC 20036 or by calling the Fund at (800) DIAL TCU (800-342-5828) or CFS at (800) 237-5678 or on the Fund’s website, www.trustcu.com.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market.  The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term deposit ratings may be adjusted for loss severity.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1  Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

1 A long-term rating can also be used to rate an issue with short maturity.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings.  The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits.  These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.  Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments.  The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO.  The short-term demand obligation rating uses the VMIG scale.  VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support.  Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years.  If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of reeiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS Morningstar provides independent credit ratings services for financial institutions, corporate and sovereign entities and structured finance products and instruments.  Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an entity or security.  The Rating Committee process facilitates rating decisions, which are a collective assessment of DBRS Morningstar’s opinion rather than the view of an individual analyst.  Ratings are based on sufficient information that incorporates both global and local considerations and the use of approved methodologies.  They are independent of any actual or perceived conflicts of interest.  DBRS Morningstar credit ratings are formed and disseminated based on established methodologies, models and criteria (Methodologies) that apply to entities and securities that we rate, including corporate finance issuers, financial institutions, insurance companies, public finance and sovereign entities as well as Structured Finance transactions. DBRS Morningstar methodologies are periodically reviewed and updated by the team.

PART C

OTHER INFORMATION

Item 28. Exhibits

The following exhibits relating to Trust for Credit Unions are incorporated herein by reference to Post-Effective Amendment No. 16 to Trust for Credit Unions’ Registration Statement on Form N-1A (Accession No. 0000950130-95-002603); to Post-Effective Amendment No. 17 to such Registration Statement (Accession No. 0000950130-96-004149); to Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000950130-97-005715); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950123-04-005525); to Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000950123 04-014344); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950123-05-012758); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950123-07-016951); to Post-Effective Amendment No. 34 to such Registration Statement (Accession No. 0000950123-09-073628);  Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000950123-11-103994); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950123-12-008181); to Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0001193125-12-517882); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0001193125-14-455541);  to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0001193125-16-807439); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0001193125-17-325144); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000894189-18-006011); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000894189-18-007002); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000894189-19-008737); to Post-Effective Amendment No. 62 (Accession No. 0000894189-20-009965); to Post-Effective Amendment No. 63 (Accession No. 0000894189-21-005527); and to Post-Effective Amendment No. 64 (Accession No. 0000894189-21-007604).

(a)(1)	Agreement and Declaration of Trust, dated September 24, 1987, as amended and restated through December 1, 1987, of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated April 20, 1988. (Accession No. 0000950130-95-002603)

(3)	Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust dated September 21, 1992. (Accession No. 0000950130-95-002603)

(4)	Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (1996). (Accession No. 0000950130-95-002603)

(5)
Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust to Establish and Designate Units of the Target Maturity Portfolio (Feb 97), Target Maturity Portfolio (May 97), Target Maturity Portfolio (Aug 97) and Target Maturity Portfolio (Nov 97). (Accession No. 0000950130-95-002603)

(6)
Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio 1996) dated June 28, 1996. (Accession No. 0000950130-96-004149)

(7)	Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (Feb 97)). (Accession No. 0000950130-97-005715)

(8)	Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust to Abolish or Liquidate a Series of Units (Target Maturity Portfolio (May 97)). (Accession No. 0000950130-97-005715)

(9)	Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust to change the name of the units. (Accession No. 0000950123-04-014344)

(10)	Second Amended and Restated Declaration of Trust, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)

(11)	Third Amended and Restated Declaration of Trust, dated November 25, 2014 of the Registrant. (Accession No. 0001193125-14-455541)

(12)	Certificate of Name Change dated March 16, 2016 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant. (Accession No. 0001193125-16-807439)

(13)
Certificate of Amendment and Correction dated March 17, 2016 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant. (Accession No. 0001193125-16-807439)

(14)	Certificate of Name Change dated October 31, 2018 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014 of the Registrant. (Accession No. 0000894189-18-007002)

(15)	Certificate of Amendment dated August 16, 2021 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014. (Accession No. 0000894189-21-007604)

(16)	Form of Certificate of Amendment and Correction dated as of October 26, 2021 to the Third Amended and Restated Agreement and Declaration of Trust dated November 25, 2014.

(b)(1)	By-laws of the Registrant. (Accession No. 0000950130-95-002603)

(2)	Amendment No. 1 dated March 18, 1991 to the By-Laws of the Registrant. (Accession No. 0000950130-96-004149)

(3)	Amendment No. 2 dated January 13, 1997 to the By-Laws of the Registrant. (Accession No. 0000950130-97-005715)

(4)	Amendment No. 3 dated January 12, 2004 to the By-Laws of the Registrant. (Accession No. 0000950123-04-005525)

(5)	Amendment No. 4 dated January 10, 2005 to the By-Laws of the Registrant. (Accession No. 0000950123-05-012758)

(6)	Amendment No. 5 dated January 8, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(7)	Amendment No. 6 dated July 9, 2007 to the By-Laws of the Registrant. (Accession No. 0000950123-07-016951)

(8)	Amended and Restated By-Laws, dated August 19, 2011, of the Registrant. (Accession No. 0000950123-11-103994)

(c)	Not Applicable.

(d)(1)	Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC dated May 12, 2017. (Accession No. 0001193125-17-325144)

(2)
Amended and Restated Investment Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC (with respect to the Ultra-Short Duration Portfolio, Short Duration Portfolio and Government Money Market Portfolio) dated January 31, 2021 filed herewith.

(3)
Investment Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC (with respect to the Enhanced Income Intermediate Credit Portfolio and the Enhanced Income Credit Plus Equity Portfolio).

(e)(1)	Distribution Agreement between the Registrant and Callahan Financial Services, Inc. dated March 30, 2009. (Accession No. 0000950123-09-073628)

(2)	First Amendment to the Distribution Agreement. (Accession No. 0000894189-21-007604)

(f)	Not Applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank National Association dated June 7, 2018. (Accession No. 0000894189-18-006011)

(g)(2)	Amended and Restated Schedule A to the Custody Agreement. (Accession No. 0000894189-21-007604)

(h)(1)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 7, 2018. (Accession No. 0000894189-18-006011)

(2)	Amended and Restated Schedule A to the Transfer Agent Servicing Agreement. (Accession No. 0000894189-21-007604)

(3)	Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services dated June 7, 2018. (Accession No. 0000894189-18-006011)

(4)	Amended and Restated Schedule A to the Fund Accounting Servicing Agreement. (Accession No. 0000894189-21-007604)

(5)	Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 7, 2018. (Accession No. 0000894189-18-006011)

(6)	Amended and Restated Schedule A to the Fund Administration Servicing Agreement. (Accession No. 0000894189-21-007604)

(7)
Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated March 30, 2009. (Accession No. 0000950123-09-073628)

(8)	Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership dated May 31, 2012. (Accession No. 0001193125-12-517882)

(9)	Amendment No. 1 to the Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership. (Accession No. 0000894189-21-007604)

(10)	Administration Fee Waiver Agreement. (Accession No. 0000894189-21-007604)

(i)(1)	Opinion of Hale and Dorr dated December 18, 1997. (Accession No. 0000950130-97-005715)

(2)	Opinion of Drinker Biddle & Reath LLP dated May 11, 2012. (Accession No. 0000950123-12-008181)

(3)	Opinion of Wilmer Cutler Pickering Hale & Dorr LLP dated May 9, 2012. (Accession No. 0000950123-12-008181)

(4)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP. (Accession No. 0000894189-21-007604)

(5)	Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. (Accession No. 0000894189-21-007604)

(j)(1)	Consent of independent registered public accounting firm to be filed by amendment. (Accession No. 0000894189-21-007604)

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan for Investor Shares. (Accession No. 0000950123-12-008181)

(2)	Distribution Plan for Investor Shares of the Enhanced Income Intermediate Credit Portfolio and Enhanced Income Credit Plus Equity Portfolio. (Accession No. 0000894189-21-007604)

(3)	Rule 12b-1 Distribution Fee Waiver Agreement. (Accession No. 0000894189-21-007604)

(n)(1)	Plan in Accordance with Rule 18f-3. (Accession No. 0000950123-12-008181)

(2)	Amended Plan in Accordance with Rule 18f-3. (Accession No. 0000894189-21-007604)

(o)	Reserved.

(p)(1)
Code of Ethics of the Registrant effective June 17, 1991 (as revised October 1, 1995, July 10, 2000, September 30, 2002, January 12, 2004, January 10, 2005, January 7, 2008 and October 19, 2017, effective October 19, 2017). (Accession No. 0001193125-17-325144)

(2)	Code of Ethics of Callahan Financial Services, Inc. effective June 17, 1991 (as revised March 22, 1996, July 10, 2000 and January 10, 2005). (Accession No. 0000950123-05-012758)

(3)	Code of Ethics of ALM First Financial Advisors, LLC dated February 12, 2020 (Accession No. 0000894189-20-009965).

(q)	Powers of Attorney (Accession No. 0000894189-21-005527)

The following exhibits relating to Trust for Credit Unions are filed herewith electronically pursuant to EDGAR rules:

(d)(2)
Amended and Restated Investment Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC (with respect to the Ultra-Short Duration Portfolio, Short Duration Portfolio and Government Money Market Portfolio) dated January 31, 2021

Item 29. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Article IV of the Registrant’s Third Amended and Restated Declaration of Trust provides for indemnification of the Registrant’s trustees and officers under certain circumstances.

Paragraph 7 of the Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC provides for indemnification of ALM First Financial Advisors, LLC or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 7 of the Revised and Restated Administration Agreement between the Registrant and Callahan Credit Union Financial Services Limited Liability Limited Partnership provides for indemnification of Callahan Credit Union Financial Services Limited Liability Limited Partnership or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraphs 3(B) and 6 of the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Paragraphs 9 of the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Paragraph 7 of the Distribution Agreement between the Registrant and Callahan Financial Services, Inc. provides for indemnification of Callahan Financial Services, Inc. or, in lieu thereof, contribution by the Registrant under certain circumstances.

Paragraph 8 of the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC provides for indemnification of U.S. Bancorp Fund Services, LLC under certain circumstances.

Article X of the Custody Agreement between the Registrant and U.S. Bank National Association provides for indemnification of U.S. Bank National Association under certain circumstances.

Mutual fund and directors and officers liability policies purchased by the Registrant insure Registrant and its trustees, partners, officers and employees, subject to the policies’ coverage limit and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty to the extent permitted by Section 17(i) of the Investment Company Act of 1940.

Item 31. Business and Other Connections of Investment Adviser

ALM First Financial Advisors, LLC (“ALM First”), a Delaware limited liability company registered with the Securities and Exchange Commission, serves as investment adviser to the Registrant. ALM First is engaged in the investment advisory business.  ALM First is wholly-owned by ALM First Group LLC. Emily Hollis, CEO of ALM First Group LLC, is a control person of ALM First by reason of her ownership of greater than 25% of ALM First Group LLC. Platform ALM Holdings, LLC is a control person of ALM First by virtue of its ownership of greater than 25% of ALM First Group LLC. Platform ALM Holdings, LLC, a Delaware limited liability company, is managed by Platform Partners, a private holding company based in Houston, Texas. No individual or person owns more than 25% of Platform ALM Holdings, LLC. Vik Kalra, Senior Vice President of Platform Partners, serves as a Director of ALM First Group, LLC. Information about the officers and partners of ALM First is included in their Forms ADV filed with the Commission (registration numbers 801-57980) and is incorporated herein by reference.

Item 32. Principal Underwriter

(a)	Callahan Financial Services, Inc., a Delaware corporation, does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b)	Set forth below is certain information pertaining to the directors and officers of Callahan Financial Services, Inc.

Name and Principal Business Address	Positions and Offices with Callahan Financial Services, Inc.	Positions & Offices with Registrant

Jay Johnson Callahan Financial Services, Inc. 1001 Connecticut Avenue, NW Suite 1001 Washington, D.C. 20036-5504	President	President and Treasurer

Julie Cosgrove Affinity Plus Federal Credit Union 175 W. Lafayette Frontage Road St. Paul, MN 55107	Director	None

Tom Ryan Langley Federal Credit Union 721 LakeFront Commons Suite 400 Newport News, VA 23606	Director	None

Doug Fecher Wright-Patt Credit Union 2455 Executive Park Boulevard Fairborn, OH 45324	Chairman & Director	None

Jon Jeffreys Callahan Financial Services, Inc. 1001 Connecticut Avenue, NW Suite 1001 Washington, D.C. 20036-5504	Director & Vice President	Vice President & Assistant Treasurer

Alix Patterson Callahan Financial Services, Inc. 1001 Connecticut Avenue, NW Suite 1001 Washington, D.C. 20036-5504	Director	None

Karen Rosales Arlington Community Federal Credit Union 5666 Columbia Pike Falls Church, VA 22041	Director	None

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Advisory Data	ALM First Financial Advisors, LLC 3800 Maple Avenue, Suite 600 Dallas, Texas 75219

Administrator Data	Callahan Credit Union Financial Services, LLLP 1001 Connecticut Avenue NW, Suite 1001 Washington, D.C. 20036

Distribution Data	Callahan Financial Services, Inc. 1001 Connecticut Avenue NW, Suite 1001 Washington, D.C. 20036

Transfer Agency, Fund Accounting and Sub-Fund Administration Data	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custody Data	U.S. Bank, N.A. 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Agreement and Declaration of Trust, By-Laws	Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on the 29th day of October, 2021.

TRUST FOR CREDIT UNIONS

By:	/s/ Jay Johnson
Jay Johnson
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on October 29, 2021.

Name	Title	Date

/s/ Jay Johnson	President and Treasurer (Principal	October 29, 2021
Jay Johnson	Executive, Financial and Accounting Officer)

Lisa Ginter	Trustee

*Stanley C. Hollen	Trustee	October 29, 2021
Stanley C. Hollen

J. Mark McWatters	Trustee

*Erin Mendez	Vice Chair and Trustee	October 29, 2021
Erin Mendez

*James F. Regan	Trustee	October 29, 2021
James F. Regan

*Julie A. Renderos	Chair and Trustee	October 29, 2021
Julie A. Renderos

*Wendell A. Sebastian	Trustee	October 29, 2021
Wendell A. Sebastian

*Michael D. Steinberger	Trustee	October 29, 2021
Michael D. Steinberger

*By: /s/ Jay Johnson
Jay Johnson
Attorney-in-fact

* Pursuant to a power of attorney

EXHIBIT INDEX

(d)(2)
Amended and Restated Investment Advisory Agreement between the Registrant and ALM First Financial Advisors, LLC (with respect to the Ultra-Short Duration Portfolio, Short Duration Portfolio and Government Money Market Portfolio) dated January 31, 2021